Registration No. 333-104218 and 811-21328
         As filed with the Securities and Exchange Commission on August 29, 2006

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

         Pre-Effective Amendment No.                                        [ ]
                                      -----

         Post-Effective Amendment No.   6                                   [X]
                                      -----

                                     and/or

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

         Amendment No.     8
                       -----

                        (Check appropriate box or boxes)

                             SMA RELATIONSHIP TRUST
        -----------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 One North Wacker Drive, Chicago, Illinois 60606
        -----------------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                 (212) 882-5000
        -----------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                              Mark F. Kemper, Esq.
  UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago,
                                 Illinois 60606
  -----------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                               BRUCE G. LETO, ESQ.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

          [ ]     immediately upon filing pursuant to paragraph (b) of Rule 485

          [X]     on September 29, 2006 pursuant to paragraph (b) of Rule 485

          [ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485

          [ ]     on (date) pursuant to paragraph (a)(1) of Rule 485

          [ ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485

          [ ]     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

          [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates only to Series A. No other information relating to any other series of the Registrant is amended or superseded hereby.

                                EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment Nos. 6/8 to the Registration Statement for SMA Relationship Trust (the "Registrant") is being filed solely for the purposes of
(i) delaying the effectiveness of Post-Effective Amendment Nos. 5/7, which was filed with the U.S. Securities and Exchange Commission ("SEC") via the EDGAR system pursuant to Rule 485(a)(2) on June 16, 2006 (Accession Number 0001209286-06-000167) relating solely to the Series A (the "Fund") series of the Registrant ("PEA 5/7"); and (ii) incorporating comments received from the SEC Staff on PEA 5/7 into the Fund's Prospectus and Statement of Additional Information.

As stated on the cover page to this filing, this Post-Effective Amendment No. 6/8 is intended to become effective on September 29, 2006.

[LOGO OF UBS] UBS  Global Asset           SUBJECT TO COMPLETION, AUGUST 30, 2006
                   Management

    SERIES A
    PROSPECTUS
    [____], 2006

    This prospectus contains information about shares of Series A (the "Fund"), a series of SMA Relationship Trust(SM) (the "Trust"). The Fund has one class of shares. The Fund is used exclusively for separately managed accounts advised or sub-advised by UBS Global Asset Management (Americas) Inc. or its affiliates.

    As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved the Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

    SMA Relationship Trust(SM) and SMA*RT Shares(SM) are service marks of UBS
    AG.

    THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THE PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

    ----------------------------------------------------------------------------
        NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.
    ----------------------------------------------------------------------------

SMA RELATIONSHIP TRUST
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
CONTENTS                                                                      PAGE
                                                                              ----
THE FUND
What every investor should know about the Fund

Investment Objective, Strategies and Risks................................     1
Performance...............................................................     6
Expenses and Fee Tables...................................................     7
More About Risks and Investment Strategies................................     9

YOUR INVESTMENT
Information for managing your Fund account
Managing Your Fund Account................................................    13
--Buying Shares
--Selling Shares
--Pricing and Valuation

ADDITIONAL INFORMATION
Additional important information about the Fund
Management................................................................    17
Dividends and Taxes.......................................................    19
Financial Highlights......................................................    21
Where to learn more about the Fund........................................    Back Cover

PLEASE FIND THE FUND'S PRIVACY NOTICE INSIDE THE BACK COVER OF THIS PROSPECTUS.

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    THE FUND IS NOT A COMPLETE OR BALANCED INVESTMENT.
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                                                     UBS Global Asset Management
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SERIES A

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE
Maximize total return, consisting of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is used exclusively for separately managed accounts advised or sub-advised by the Fund's investment advisor, UBS Global Asset Management (Americas) Inc. ("UBS Global AM" or "Advisor"),or its affiliates. The Fund provides exposure to certain sectors of the global equity, global fixed income and cash equivalents markets, including global currencies, and is designed to augment the overall asset class exposure of individual securities held in a managed account. The Fund seeks to achieve its investment objective by investing in securities and financial instruments to gain exposure to such markets. To the extent permitted by SEC rules and regulations or an exemptive order received by the Fund, the Fund may invest directly in securities of a particular market and/or indirectly in securities of a particular market by investing in shares of open-end investment companies advised by the Advisor (the "Underlying Funds"). The Fund is a non-diversified fund.

Investments by the Fund or Underlying Funds in fixed income securities may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities, equipment trusts and other collateralized debt securities. Investments in fixed income securities may include issuers in both developed (including the United States) and emerging markets.

Investments by the Fund or Underlying Funds in equity securities may include common stock and preferred stock of issuers in developed nations (including the United States) and emerging markets. Equity investments may include large, intermediate and small capitalization companies.

The Fund may invest a substantial portion of its assets in Underlying Funds advised by the Advisor to gain exposure to various asset classes. The Fund does not pay fees in connection with its investment in the Underlying Funds, but may pay expenses associated with such investments.

In addition, the Fund attempts to generate positive returns and manage risk through asset allocation and sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions. The Fund intends to use financial futures, forward agreements, options, swaps and other derivatives (collectively, "Derivatives") as part of its asset/market allocation strategies. The Fund may establish net short or net long positions for individual markets, currencies and securities. The Fund may invest in Derivatives to the extent

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UBS Global Asset Management                                                    1
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SMA RELATIONSHIP TRUST
--------------------------------------------------------------------------------

SERIES A

permitted by the Investment Company Act of 1940, as amended (the "1940 Act").

To the extent permitted by the 1940 Act, the Fund may borrow money from banks to purchase investments for the Fund. The Fund will adhere to the SEC's asset coverage requirements for all such borrowings.

SECURITIES SELECTION
The Fund is a multi-asset fund. The asset classes in which the Fund may invest include, but are not limited to, the following: US equities, non-US equities, emerging market equities, US fixed income, non-US fixed income, emerging market debt, US high yield fixed income and cash equivalents. Asset allocation decisions are tactical, based upon the Advisor's assessment of valuations and prevailing market conditions in the United States and abroad. Exposure to such asset classes is obtained by either directly investing in securities in a certain asset class or by investing in Underlying Funds that primarily focus on a certain asset class. Investments also may be made in selected sectors of these asset classes.

In selecting equity securities for the Fund or an Underlying Fund, the Advisor selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

For each security under analysis, the fundamental value estimate is compared to the company's current market price to ascertain whether a valuation anomaly exists. A stock with a market price below (above) the estimated intrinsic or fundamental value would be considered a long (short) candidate for inclusion in the Fund's portfolio. This comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

In selecting fixed income securities for the Fund or an Underlying Fund, the Advisor employs fundamental analysis that combines proprietary quantitative analysis and market behavior analysis. The proprietary valuation models quantify return expectations across markets and serve as a starting point for discussion. The market behavior analysis focuses on identifying what is driving or influencing markets. Sector decisions also focus on fundamental analysis to identify current and expected risk premiums, rating migration environment, industry trends and cash flows. The Fund's fixed income asset class may reflect a broad range of investment maturities, qualities and sectors, including high yield (lower-rated) securities and convertible debt securities.

The Advisor's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer

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2                                                    UBS Global Asset Management
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SMA RELATIONSHIP TRUST
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SERIES A

sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration measures a fixed income security's price sensitivity to interest rates by indicating the approximate change in a fixed income security's price if interest rates move up or down in 1% increments. For example, when the level of interest rates increases by 1%, the value of a fixed income security or a portfolio of fixed income securities having a duration of three years generally will decrease by approximately 3%. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The Advisor manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

The Fund's risk is carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The principal risks presented by the Fund and the Underlying Funds are:

o Investing in Other Funds Risks--The Fund's investment performance is affected by the investment performance of Underlying Funds in which the Fund may invest. Through its investment in the Underlying Funds, the Fund is subject to the risks of the Underlying Funds' investments and subject to the Underlying Funds' expenses.

o Management Risk--The Advisor's judgments about the fundamental value of securities acquired by the Fund or Underlying Funds may prove to be incorrect.

o Interest Rate Risk--The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.

o Credit Risk--The risk that issuers with ratings of BB (S&P) or Ba (Moody's) or below will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-rated) bonds.

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UBS Global Asset Management                                                    3
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SERIES A

o Prepayment or Call Risk--The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund or an Underlying Fund to reinvest in obligations with lower interest rates than the original obligations.

o US Government Agency Obligations Risk--Government agency obligations have different levels of credit support, and therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the US government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the issuer's right to borrow from the US Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk.

o Market Risk--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

o Small and Intermediate Capitalization Company Risk--The risk that investments in small and intermediate capitalization size companies may be more volatile than investments in larger companies, as small and intermediate capitalization size companies generally experience higher growth and failure rates. The trading volume of these securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

o Foreign Investing and Emerging Markets Risks--The risk that prices of investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the US dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of US issuers. Each of these risks is more severe for securities of issuers in emerging market countries.

o Asset Allocation Risk--The risk that the Fund may allocate assets to an asset category that performs poorly relative to other asset categories. For example, the Fund may be invested in equity securities when the stock market is falling and the fixed income market is rising.

o Short Sales Risk--There are certain unique risks associated with the use of short sales strategies.

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4                                                    UBS Global Asset Management
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SERIES A

  When selling a security short, the Advisor will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. This would occur if the securities lender required the Fund to deliver the securities the Fund had borrowed at the commencement of the short sale and the Fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. If this occurs at a time when other short sellers of the sale security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the security sold short. Moreover, because a Fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. It is possible that the Fund's securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

o Non-Diversification Risk--The risk that the Fund will be more volatile than a diversified fund because the Fund invests its assets in a smaller number of issuers. The gains and losses on a single security may, therefore, have a greater impact on the Fund's net asset value.

o Derivatives Risk--The Fund's investments in Derivatives may rise or fall more rapidly than other investments. For some Derivatives, it is possible for the Fund to lose more than the amount it invested in the Derivative instrument. The use of Derivatives may not succeed for various reasons, including unexpected changes in the value of the Derivatives or the assets underlying them.

o Leverage Risk--The Fund may borrow money from banks to purchase investments for the Fund, which is a form of leverage. If the Fund borrows money to purchase securities and the Fund's investments decrease in value, the Fund's losses will be greater than if the Fund did not borrow money for investment purposes. In addition, if the return on an investment purchased with borrowed funds is not sufficient to cover the cost of borrowing, then the net income of the Fund will be less than if borrowing were not used. Certain derivatives that the Fund may use may also create leverage. Derivative instruments that involve leverage can result in losses to the Fund that exceed the amount originally invested in the derivative instruments.

More information about the risks of an investment in the Fund is provided in the section "More About Risks and Investment Strategies."

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UBS Global Asset Management                                                    5
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SMA RELATIONSHIP TRUST
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SERIES A

PERFORMANCE

There is no performance information quoted for the Fund as the Fund had not yet commenced investment operations as of the date of this prospectus.

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6                                                    UBS Global Asset Management
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SERIES A

EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

The tables and expense example reflect the fact that the net expenses of the Fund are 0.00%. The Fund is used only for investors who are clients of a wrap fee or certain other programs advised or sub-advised by UBS Global AM or its affiliates. Clients pay a wrap fee or a similar fee to participate in such programs. The Fund will indirectly bear the expenses of any Underlying Funds in which it invests. The Underlying Funds pay no advisory fees but pay other expenses. The portion of the expenses of the Underlying Funds that the Fund will bear will vary based on its percentage ownership of Underlying Funds, which may change at any time.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price) .....................   None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as a % of offering price) ...............   None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fees1 ................................................................................  0.00%
Distribution and/or Service (12b-1) Fees  .......................................................  0.00%
Other Expenses   ................................................................................  0.00%
                                                                                                   -----
Total Annual Fund Operating Expenses ............................................................  0.00%
                                                                                                   =====

------------------

(1) The Advisor does not charge the Fund a fee for its advisory services and pays all ordinary operating expenses, excluding extraordinary expenses, incurred by the Fund. You should be aware, however, that the Fund is part of a wrap-fee program or other program advised or sub-advised by UBS Global AM or its affiliates. Clients of the wrap fee program or similar program often pay a single aggregate fee to the program sponsor for all costs and expenses of the program (including investment management, custody and portfolio execution fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the program account. These brochures and disclosures will contain information about the fees charged to you in connection with the program accounts and the fees paid by the program to UBS Global AM. You pay no additional fees or charges to purchase shares of the Fund.

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UBS Global Asset Management                                                    7
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SERIES A

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR*                      3 YEARS*
-------                      --------
  $0                            $0

-----------------

* The Fund has not projected expenses beyond the three-year period shown because the Fund had not commenced investment operations as of the date of this prospectus.

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8                                                    UBS Global Asset Management
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SERIES A

MORE ABOUT RISKS AND INVESTMENT STRATEGIES

Additional information about certain principal risks and information about other risks of investing in Series A are described below. Other risks of investing in the Fund, along with further details about some of the risks described below, are discussed in the Fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

INVESTING IN OTHER FUNDS RISKS. The Fund may invest in other mutual funds in addition to investing directly in stocks, bonds and other investments. An investment in the Fund involves the special risks described below.

o Your investment in the Fund is subject to all the risks of an investment directly in any Underlying Funds in which the Fund may invest.

o The Fund's performance directly reflects the investment performance of any Underlying Funds in which the Fund may invest. Thus, the Fund's performance is affected by the allocation of its assets among Underlying Funds and the Underlying Funds' ability to meet their investment objectives, in addition to the direct investments made by the Fund. The Advisor may not accurately assess the attractiveness or risk potential of particular Underlying Funds, asset classes, or investment styles.

Each Underlying Fund pays its own operating expenses. By investing in the Fund, an investor will indirectly pay the expenses of any Underlying Funds in which the Fund may invest.

The taxable gains that the Fund distributes to its shareholders are generated by both its transactions in shares of Underlying Funds, from the Underlying Funds' own portfolio transactions and from the Fund's direct investments.

INTEREST RATE RISK. The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that if interest rates rise, the value of the Fund or an Underlying Fund's investments in bonds may fall. Interest rate risk is the primary source of risk for US government and usually for other very high quality bonds. The impact of changes in the general level of interest rates on lower quality bonds may be greater or less than the impact on higher quality bonds. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to interest rates.

CREDIT RISK. Credit risk is the risk that the issuer of a fixed income obligation will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered

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UBS Global Asset Management                                                    9
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SERIES A

speculative. Lower quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a Fund desires.

PREPAYMENT OR CALL RISK. Payments on bonds that are backed by mortgage loans or other similar assets may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. As a result, the Fund or an Underlying Fund may need to reinvest these early payments at those lower interest rates, thus reducing its income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer term investment.

Some corporate and municipal bonds, particularly those issued at relatively high interest rates, provide that the issuer may repay them earlier than the maturity date. The issuers of these bonds are most likely to exercise these "call" provisions if prevailing interest rates are lower than they were when the bonds were issued. The Fund or an Underlying Fund then may have to reinvest the repayments at lower interest rates. Bonds subject to call provisions also may not benefit fully from the rise in value that generally occurs for bonds when interest rates fall.

SMALL AND INTERMEDIATE CAPITALIZATION COMPANY RISKS. The Fund or an Underlying Fund may invest in equity securities of small or mid capitalization companies or companies considered by the Advisor to be in their post-venture capital stage, or "post-venture capital companies." A post-venture capital company is a company that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service, or (b) as part of a restructuring or recapitalization of the company. Securities of small capitalization companies and post-venture companies, and to a lesser extent, mid capitalization companies, present greater risks than securities of larger companies. Smaller companies are often volatile and may suffer significant losses as well as realize substantial growth. In a declining market, these stocks may be harder to sell, which may further depress their prices. In addition, companies that are in their early stages of development present greater risks than securities of larger, more established companies. These companies may have greater risks because they: (1) may be dependent on a small number of products or services; (2) may lack substantial capital reserves; or (3) do not have proven track records.

FOREIGN AND EMERGING MARKETS INVESTING RISK. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to

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10                                                   UBS Global Asset Management
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SERIES A

meet the terms of its debt obligations, can be of considerable significance.

Each of these risks is more severe for securities of issuers in emerging markets.

NON-DIVERSIFICATION RISK. Focusing investments in a small number of issuers increases risk. The Fund is "non-diversified," which means that it may invest a greater percentage of its assets in the securities of a single issuer than a "diversified" fund. Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than more diversified funds might be. Some of those issuers might also present substantial credit or other risks.

DERIVATIVES RISK. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments. Derivatives require investment techniques and risk analyses different from those of other investments. If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, or other economic factors in using Derivatives, the Fund might have been in a better position if the Fund had not entered into the Derivatives. While some strategies involving Derivatives can protect against the risk of loss, the use of Derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a Derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a swap agreement or other Derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default). Gains or losses involving some options, futures, and other Derivatives may be substantial (for example, for some Derivatives, it is possible for the Fund to lose more than the amount the Fund invested in the Derivatives). Some Derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes. Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for Derivatives and the resulting inability of the Fund to sell or otherwise close out the Derivatives) and interest rate risk (some Derivatives are more sensitive to interest rate changes and market price fluctuations). Finally, the Fund's use of Derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

PORTFOLIO TURNOVER. Although the Fund does not expect to engage in frequent trading (high portfolio turnover), Underlying Funds in which the Fund may invest may engage in frequent trading in order to achieve their investment objectives.

Frequent trading may increase the portion of an Underlying Fund's capital gains that are recognized for tax purposes in any given year. This, in turn, would increase the Fund's distributions for that year. Frequent trading also may increase the portion of an Underlying Fund's realized capital

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11
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--------------------------------------------------------------------------------

SERIES A

gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term gains than they would pay on distributions that represent long-term gains. Underlying Funds do not restrict the frequency of trading in order to limit expenses or the tax effect that the Fund's distributions may have on shareholders.

OTHER INFORMATION

COMMODITY POOL OPERATOR EXEMPTION. The Trust has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA, and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management
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--------------------------------------------------------------------------------

SERIES A

MANAGING YOUR FUND ACCOUNT

BUYING SHARES
Shares of the Fund have no sales charge and do not pay ongoing rule 12b-1 distribution or service fees. Shares of the Fund are used exclusively for separately managed accounts advised or sub-advised by the Advisor or its affiliates and decisions as to whether or not to invest assets of a managed account in the Fund will be made by the Advisor.

Purchases of the Fund's shares will normally be permitted only in full shares, but may be permitted in fractional shares under certain circumstances. Certificates for shares will not be issued. The Fund reserves the right, in its sole discretion, to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in its judgment, such suspension or rejection is in the best interest of the Fund and its shareholders.

SELLING SHARES
You can sell your shares at any time by contacting your financial advisor. In addition, shares will be redeemed when you terminate your managed account.

The Fund reserves the right to pay redemptions "in kind" (i.e., payment in securities rather than cash) if the investment you are redeeming is large enough to affect the Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). In these cases, you might incur brokerage costs converting the securities to cash.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, the Fund may not be able to maintain your account. If the Fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the Fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

MARKET TIMERS. The interests of the Fund's long-term shareholders and the Fund's ability to manage its investments may be adversely affected when the Fund's shares are repeatedly bought and sold in response to short-term market fluctuations--sometimes known as "market timing." Market timing may cause the Fund to have difficulty implementing long-term investment strategies, because it would have more difficulty predicting how much cash it would need to have available to meet redemption requests and to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13
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SMA RELATIONSHIP TRUST
--------------------------------------------------------------------------------

SERIES A

The Fund is used exclusively for separately managed accounts advised or sub-advised by the Advisor or its affiliates and decisions as to whether or not to invest assets of a managed account in the Fund will be made by the Advisor. Because the Fund is used only as a component of "wrap" accounts, the Fund may be purchased or redeemed on a frequent basis for rebalancing purposes.

The Board of Trustees of the Trust has adopted the following policies as a means to discourage, detect and prevent market timing. The Fund will reject purchase orders and exchanges into the Fund by any person, group or account that UBS Global AM determines to be a market timer. UBS Global AM maintains market timing prevention procedures under which it reviews daily reports from the Fund's transfer agent of all accounts that engaged in transactions in Fund shares that exceed a specified monetary threshold and effected such transactions within a certain period of time to evaluate whether any such account had engaged in market timing activity. In evaluating the account transactions, UBS Global AM will consider the potential harm of the trading or exchange activity to the Fund or its shareholders. If UBS Global AM determines, in its sole discretion, that a shareholder has engaged in market timing, the shareholder will be permanently barred from making future purchases or exchanges into the fund. Additionally, in making a determination as to whether a shareholder has engaged in market timing, the shareholder's account may be temporarily barred from making additional investments into the Fund pending a definitive determination. In addition, if a financial advisor is identified as the financial advisor of two or more accounts that have engaged in market timing, UBS Global AM will attempt to prohibit the financial advisor from making additional purchases of the Fund on behalf of its clients.

While the Fund will seek to take actions that will detect market timing, the Fund's efforts may not be completely successful in minimizing or eliminating such trading activity.

PRICING AND VALUATION

The price at which you may buy or sell Fund shares is based on net asset value per share. The Fund calculates net asset value on days that the New York Stock Exchange ("NYSE") is open. The Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund's net asset value per share will be calculated as of the time trading was halted.

The price for buying or selling shares will be based on the net asset value that is next calculated after the Fund receives the order in good form. The Fund calculates its net asset value based on the current market value of its portfolio securities.

The Fund normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or, if market prices are not readily available,valuations from computerized "matrix" systems that derive values based on comparable securities, except with respect to obtaining

--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management
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--------------------------------------------------------------------------------

SERIES A

the market price of Underlying Funds, which is described below. If a market value is not available from an independent pricing source for a particular security or the price obtained is unreliable, that security is valued at a fair value determined by or under the direction of the Board of Trustees.

The Trust's Board of Trustees has delegated to the UBS Global Asset Management Funds' Valuation Committee the responsibility for making fair value determinations with respect to the Fund's portfolio securities. The types of securities for which such fair value pricing may be necessary include, but are not limited to: foreign securities under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that are in default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The need to fair value the Fund's portfolio securities may also result from low trading volume in foreign markets or thinly traded domestic securities, and when a security subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price.

The Fund expects to price most of its portfolio securities based on current market value, as discussed above. Securities and assets for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized matrix system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Securities also may be valued based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. If the Fund concludes that a market quotation is not readily available for a portfolio security for any number of reasons, including the occurrence of a "significant event" (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the NYSE, the Fund will use fair value methods to reflect those events. This policy is intended to assure that the Fund's net asset value fairly reflects security values as of the time of pricing.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share. As a result, the Fund sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15
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--------------------------------------------------------------------------------

SERIES A

The Fund may invest in securities that trade primarily in foreign markets that trade on weekends or other days on which the Fund does not calculate its net asset value. As a result, the Fund's net asset value may change on days when you will not be able to buy and sell your Fund shares.

The Fund normally uses the amortized cost method to value bonds that will mature in 60 days or less.

The Fund's portfolio securities may also consist of shares of Underlying Funds. The value of each Underlying Fund will be its net asset value at the time the Fund's shares are priced. The Underlying Funds calculate their net asset value based on the current market value for their portfolio securities. The Underlying Funds value securities in the same manner as the Fund described above.

--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management
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SMA RELATIONSHIP TRUST
--------------------------------------------------------------------------------

SERIES A

MANAGEMENT

INVESTMENT ADVISOR
UBS Global Asset Management (Americas) Inc. ("UBS Global AM" or "Advisor") is the Fund's investment advisor and administrator. The Advisor, a Delaware corporation located at One North Wacker Drive, Chicago IL 60606, is an investment advisor registered with the SEC. As of March 31, 2006, the Advisor had approximately $77.8 billion in assets under management. The Advisor is an indirect, wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division, which had approximately $613.7 billion in assets under management worldwide as of March 31, 2006. UBS is an international diversified organization headquartered in Zurich and Basel Switzerland, with operations in many areas of the financial services industry. The Advisor is responsible for the Fund's investment decisions. The Advisor carries out its duties, subject to the supervision of the Fund's Board of Trustees, pursuant to investment advisory agreements that describe the Advisor's responsibilities.

The Fund has not yet commenced operations as of the date of this Part A. A discussion regarding the basis for the Board of Trustees' annual approval of the Advisory Agreement between the Trust and Advisor on behalf of the Fund will be available in future annual or semiannual reports to shareholders of the Fund.

PORTFOLIO MANAGEMENT
Investment decisions for the Fund are made by an investment management team at the Advisor. Information is provided below for the portfolio manager within the investment management team that is primarily responsible for coordinating the day-to-day management of the Fund.

Brian D. Singer is the lead portfolio manager for the Fund. Mr. Singer has access to certain members of the fixed-income and equities investment management teams, each of whom is allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Mr. Singer, as lead portfolio manager and coordinator for management of the Fund, has responsibility for allocating the Fund's portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies. Information about Mr. Singer is provided below.

Brian D. Singer is the Chief Investment Officer, Americas, at UBS Global Asset Management. Mr. Singer has been a Managing Director of UBS Global Asset Management since 1990 and portfolio manager of the Fund since its inception.

The SAI for the Fund provides information about the Fund's portfolio manager's compensation, other accounts managed by the portfolio

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

SMA RELATIONSHIP TRUST
--------------------------------------------------------------------------------

SERIES A

manager and the portfolio manager's ownership of Fund shares.

ADVISORY FEES
The Fund does not pay fees for advisory or administrative services.

DISCLOSURE OF PORTFOLIO HOLDINGS
The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web Site at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is filed with the SEC on Form N-CSR and appears in the semiannual and annual reports, respectively, sent to shareholders. You may obtain copies of the semiannual and annual reports for the Fund upon request by calling 1-800-647 1568. Please consult the Fund's SAI for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

SMA RELATIONSHIP TRUST
--------------------------------------------------------------------------------

SERIES A

DIVIDENDS AND TAXES

DIVIDENDS
DIVIDENDS AND DISTRIBUTIONS. The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund normally declares and pays dividends annually. The Fund distributes realized gains, if any, at least annually. The Fund's dividends and capital gains distributions will be paid only in cash. The amount of any distributions will vary, and there is no guarantee the Fund will pay either income dividends or capital gains distributions.

ANNUAL STATEMENTS. Every January on Form 1099-DIV you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

AVOID "BUYING A DIVIDEND." If you invest in the Fund shortly before the record date of a taxable income dividend or capital gain distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

TAXES
TAX CONSEQUENCES. The distributions that you receive from the Fund generally are subject to federal income tax. If you hold Fund shares through a tax-exempt account or plan, such as an IRA or 401(k)plan, distributions on your shares generally will not be subject to tax. The Fund expects that its dividends will be taxed primarily as ordinary income. A part of such ordinary income dividends may be qualified dividend income eligible for taxation by individuals at reduced rates.

Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

BACKUP WITHHOLDING. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19
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SMA RELATIONSHIP TRUST
--------------------------------------------------------------------------------

SERIES A

SALE OF FUND SHARES. When you sell Fund shares, you may realize a capital gain or loss for tax purposes.

OTHER. Distributions of ordinary income, capital gain, and gain from the sale of your Fund shares generally will be subject to state and local taxes. Non-US investors may be subject to US withholding or estate tax and are subject to special US tax certification requirements.

THIS DISCUSSION OF "DIVIDENDS AND TAXES" IS NOT INTENDED OR WRITTEN TO BE USED AS TAX ADVICE. BECAUSE EVERYONE'S TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUND.

--------------------------------------------------------------------------------
20                                                   UBS Global Asset Management

SMA RELATIONSHIP TRUST
--------------------------------------------------------------------------------

SERIES A

FINANCIAL HIGHLIGHTS

No financial information is presented for the Fund because it had not commenced operations as of the date of this prospectus.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   21
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SMA RELATIONSHIP TRUST
--------------------------------------------------------------------------------

SERIES A

FUNDS' PRIVACY NOTICE

THIS NOTICE DESCRIBES THE PRIVACY POLICY OF THE UBS FAMILY OF FUNDS, THE UBS PACE FUNDS AND ALL CLOSED-END FUNDS MANAGED BY UBS GLOBAL ASSET MANAGEMENT (COLLECTIVELY, THE "FUNDS"). THE FUNDS ARE COMMITTED TO PROTECTING THE PERSONAL INFORMATION THAT THEY COLLECT ABOUT INDIVIDUALS WHO ARE PROSPECTIVE, CURRENT OR FORMER INVESTORS.

THE FUNDS COLLECT PERSONAL INFORMATION IN ORDER TO PROCESS REQUESTS AND TRANSACTIONS AND TO PROVIDE CUSTOMER SERVICE. PERSONAL INFORMATION, WHICH IS OBTAINED FROM APPLICATIONS, MAY INCLUDE NAME(S), ADDRESS, SOCIAL SECURITY NUMBER OR TAX IDENTIFICATION NUMBER, BANK ACCOUNT INFORMATION, OTHER FUND HOLDINGS AND ANY AFFILIATION THE PERSON HAS WITH UBS FINANCIAL SERVICES INC. OR ITS SUBSIDIARIES ("PERSONAL INFORMATION"). THE FUNDS LIMIT ACCESS TO PERSONAL INFORMATION TO THOSE INDIVIDUALS WHO NEED TO KNOW THAT INFORMATION IN ORDER TO PROCESS TRANSACTIONS AND SERVICE ACCOUNTS. THESE INDIVIDUALS ARE REQUIRED TO MAINTAIN AND PROTECT THE CONFIDENTIALITY OF PERSONAL INFORMATION. THE FUNDS MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS TO PROTECT PERSONAL INFORMATION. THE FUNDS MAY SHARE PERSONAL INFORMATION DESCRIBED ABOVE WITH THEIR AFFILIATES FOR MARKETING AND OTHER BUSINESS PURPOSES, SUCH AS TO FACILITATE THE SERVICING OF ACCOUNTS. THE FUNDS MAY SHARE PERSONAL INFORMATION DESCRIBED ABOVE WITH A NON-AFFILIATED THIRD PARTY IF THE ENTITY IS UNDER CONTRACT TO PERFORM TRANSACTION PROCESSING OR TO SERVICE AND MAINTAIN SHAREHOLDER ACCOUNTS ON BEHALF OF THE FUNDS AND OTHERWISE AS PERMITTED BY LAW. ANY SUCH CONTRACT WILL INCLUDE PROVISIONS DESIGNED TO ENSURE THAT THE THIRD PARTY WILL UPHOLD AND MAINTAIN PRIVACY STANDARDS WHEN HANDLING PERSONAL INFORMATION. THE FUNDS MAY ALSO DISCLOSE PERSONAL INFORMATION TO REGULATORY AUTHORITIES AS REQUIRED BY APPLICABLE LAW. EXCEPT AS DESCRIBED IN THIS PRIVACY NOTICE, THE FUNDS WILL NOT USE PERSONAL INFORMATION FOR ANY OTHER PURPOSE UNLESS THE FUNDS DESCRIBE HOW SUCH PERSONAL INFORMATION WILL BE USED AND CLIENTS ARE GIVEN AN OPPORTUNITY TO DECLINE APPROVAL OF SUCH USE OF PERSONAL INFORMATION RELATING TO THEM. THE FUNDS ENDEAVOR TO KEEP THEIR CUSTOMER FILES COMPLETE AND ACCURATE. THE FUNDS SHOULD BE NOTIFIED IF ANY PERSONAL INFORMATION NEEDS TO BE CORRECTED OR UPDATED. PLEASE CALL 1-800-647 1568 WITH ANY QUESTIONS OR CONCERNS REGARDING YOUR PERSONAL INFORMATION OR THIS PRIVACY NOTICE.

--------------------------------------------------------------------------------
22                                                   UBS Global Asset Management

[LOGO OF UBS] UBS  Global Asset
                   Management

SMA RELATIONSHIP TRUST

SERIES A

PROSPECTUS

[____], 2006

If you want more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS

Additional information about the Fund's investments will be available in the Fund's annual and semiannual reports to shareholders. As of the date of this prospectus, annual and semiannual reports are not yet available because the Fund has not commenced operations.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

You may discuss your questions about the Fund by contacting your financial advisor. You may obtain free copies of the Fund's SAI, annual and semiannual reports by contacting the Fund directly at 1-800-647 1568.

You may review and copy information about the Fund, including the shareholder reports and the SAI, at the Public Reference Room of the U.S. Securities and Exchange Commission (SEC) in Washington, D.C. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-551 8090. You can get text-only copies of information about the Fund:

o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

o Free, from the EDGAR Database on the SEC's Internet Web Site at http://www.sec.gov.

The Fund does not make its annual reports, semiannual reports or SAI available through a Web Site because the Fund is used exclusively as a component of wrap accounts advised or sub-advised by the Advisor or its affiliates.

Investment Company Act File No. 811-21328

(C) 2006 UBS Global Asset Management (Americas) Inc. All rights reserved. Item No. [ ___ ]

[LOGO OF UBS] UBS Global Asset           SUBJECT TO COMPLETION, AUGUST 30, 2006
                  Management

SERIES A

51 West 52nd Street
New York, New York 10019-6114

STATEMENT OF ADDITIONAL INFORMATION

Series A (the "Fund") is a series of SMA Relationship Trust(SM) (the "Trust").

UBS Global Asset Management (Americas) Inc. ("UBS Global AM" or "Advisor"), an indirect wholly owned subsidiary of UBS AG ("UBS"), serves as the investment advisor and administrator for the Fund. UBS Global Asset Management (US) Inc. ("UBS Global AM (US)"), an indirect wholly owned subsidiary of UBS, serves as the principal underwriter of the Fund.

This SAI is not a prospectus and should be read only in conjunction with the Fund's current Prospectus, dated [___], 2006. A copy of the Prospectus may be obtained by calling toll-free 1-800-647 1568. This SAI is dated [___], 2006.

THE INFORMATION IN THIS SAI IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THE SAI IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

TABLE OF CONTENTS
                                                                         PAGE
                                                                         ----
The Fund and its Investment Policies ...............................        2
The Fund's Investments, Related Risks and Limitations ..............        2
Strategies Using Derivative Instruments ............................       16
Organization of the Trust; Trustees and Officers; Principal Holders
  and Management Ownership of Securities ...........................       24
Investment Advisory, Administration, Principal Underwriting and
  Other Service Arrangements .......................................       31
Portfolio Transactions .............................................       37
Redemption Information and Other Services ..........................       39
Valuation of Shares ................................................       39
Taxes ..............................................................       40
Other Information ..................................................       44
Financial Statements ...............................................       45
Appendix ...........................................................      A-1

SMA Relationship Trust(SM) and SMA*RT Shares are service marks of UBS AG.

THE FUND AND ITS INVESTMENT POLICIES

The Fund is a non-diversified series of the Trust. The Trust is an open-end management investment company that was organized as a Delaware statutory trust under Delaware law on December 3, 2002.

The Fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of the Fund may be changed by the board of trustees of the Trust (the "Board") without shareholder approval. There is no assurance that the Fund will achieve its investment objective.

The Fund's investment objective is to maximize total return, consisting of capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in securities and financial instruments to gain exposure to global equity, global fixed income and cash equivalent markets, including global currencies. To the extent permitted by U.S. Securities and Exchange Commission ("SEC") rules and regulations or an exemptive order received by the Fund, the Fund may invest directly in securities of a particular market and/or indirectly in securities of a particular market by investing in shares of open-end investment companies advised by the Advisor (the "Underlying Funds"). For purposes of the discussions below, reference to the "Fund" includes the Fund and any Underlying Fund in which the Fund may invest, unless stated otherwise.

The Fund may invest up to 15% of its net assets in illiquid securities.

THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

CASH AND CASH EQUIVALENTS. The Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the US government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency. The Fund may also invest a portion of its assets in shares issued by money market mutual funds. When unusual market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents up to a maximum of 100% of its net assets. Cash equivalent holdings may be in any currency (although such holdings may not constitute "cash or cash equivalents" for tax diversification purposes under the Internal Revenue Code of 1986, as amended (the "Code")). When the Fund invests for defensive purposes, it may affect the attainment of its investment objective.

To the extent permitted by the SEC rules and regulations or exemptive relief granted by the SEC, the Fund or the Underlying Funds may invest cash in the UBS U.S. Cash Management Prime Relationship Fund series (the "URF Cash Series") of UBS Relationship Funds (the "URF Trust") or the UBS U.S. Cash Management Prime Fund series of UBS Supplementary Trust (the "Supplementary Trust Series") that is:

(a) held for temporary defensive purposes;

(b) not invested pending investment in securities;

(c) set aside to cover an obligation or commitment of the Fund or an Underlying Fund to purchase securities or other assets at a later date;

(d) to be invested on a strategic management basis ((a)-(d) are herein referred to as "Uninvested Cash"); and

(e) with respect to the Underlying Funds, collateral that an Underlying Fund receives from the borrowers of their portfolio securities in connection with the Underlying Fund's securities lending program.

UBS Supplementary Trust is a privately offered investment pool that has retained the Advisor to manage the Supplementary Trust Series' investments. The trustees of UBS Supplementary Trust and URF Trust also serve as Trustees of the Trust. The URF Cash Series and the Supplementary Trust Series each invest in US dollar denominated money market instruments having a dollar-weighted average maturity of 90 days or less.

REPURCHASE AGREEMENTS. When the Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the Investment Company Act of 1940, as amended (the "1940 Act") to be collateralized loans by the Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. The Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

Repurchase agreements are securities for purposes of the tax diversification requirements that must be met for pass-through treatment under the Code. Accordingly, the Fund will limit the value of its repurchase agreements on each of the quarterly testing dates to ensure compliance with Subchapter M of the Code.

REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve sales of portfolio securities of the Fund to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price which is generally equal to the original sales price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase transaction, the Fund will direct its custodian bank to place cash, US government securities, equity securities and/or investment and non-investment grade debt securities in a segregated account of the Fund in an amount equal to the repurchase price. Any assets designated as segregated by the Fund with respect to any reverse repurchase agreements, when-issued securities, options, futures, forward contracts or other derivative transactions shall be liquid, unencumbered and marked-to-market daily (any such assets designated as segregated are referred to in this SAI as "Segregated Assets"), and such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

A reverse repurchase agreement involves the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by the Fund and as such, are subject to the same investment limitations.

BORROWING. The Fund may borrow money as a temporary measure for extraordinary purposes, to facilitate redemptions or for investment purposes. The Fund will not borrow money in excess of 33 1/3% of the value of its total assets. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks and reverse repurchase agreements.

When the Fund borrows money for investment purposes, it is engaging in a form of leverage, which increases investment risk while increasing investment opportunity. The money borrowed for such leveraging purposes will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased and may exceed the income from the securities purchased.

LOANS OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund.

When loaning portfolio securities, the Fund will initially require the borrower to provide the Fund with collateral in an amount at least equal to 102% of the current market value of the loaned securities with respect to US securities and 105% of the current market value of the loaned securities with respect to foreign securities. Thereafter, collateral will be maintained in an amount at least equal to 100% of the current market value of the loaned securities. Collateral will consist of US and non-US securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral, which may result in a loss of money by the Fund or a delay in recovering the loaned securities. In addition, in the event of bankruptcy of the borrower, the Fund could experience delays in recovering the loaned securities or only recover cash or a security of equivalent value. Therefore, the Fund will only enter into portfolio loans after a review of all pertinent factors by the Advisor under the supervision of the Board, including the creditworthiness of the borrower and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Advisor.

RULE 144A AND ILLIQUID SECURITIES. The Fund may invest in securities that are exempt under Rule 144A from the registration requirements of the Securities Act of 1933, as amended (the "1933 Act"). Those securities purchased under Rule 144A are traded among qualified institutional investors.

The Board has instructed the Advisor to consider the following factors in determining the liquidity of a security purchased under Rule 144A: (i) the security can be sold within seven days at approximately the same amount at which it is valued by the Fund; (ii) there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings); (iii) at least two dealers make a market in the security; (iv) there are at least three sources from which a price for the security is readily available; (v) settlement is made in a "regular way" for the type of security at issue; (vi) for Rule 144A securities that are also exempt from registration under Section 3(c)(7) of the 1940 Act, there is a sufficient market of "qualified purchasers" (as defined in the 1940 Act) to assure that it will remain marketable throughout the period it is expected to be held by the Fund; (vii) the issuer is a reporting company under the Securities Exchange Act of 1934, as amended; and (viii) the security is not in the same class as, or convertible into, any listed security of the issuer. Although having delegated the day-to-day functions, the Board will continue to monitor and periodically review the Advisor's selection of Rule 144A securities, as well as the Advisor's determinations as to their liquidity. Investing in securities under Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a security under Rule 144A, however, the Board and the Advisor will continue to monitor the liquidity of that security to ensure that the Fund has no more than 15% of its net assets in illiquid securities.

The Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the 1933 Act to no more than 15% of the Fund's net assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid pursuant to a policy and procedures adopted by the Trust's Board which includes continuing oversight by the Board.

If the Advisor determines that a security purchased in reliance on Rule 144A which was previously determined to be liquid, is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 15% limit on investment in such securities, the Advisor will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation, including disposing of illiquid assets which may include such Rule 144A securities.

INVESTMENT COMPANY SECURITIES. The Fund may invest in securities issued by open-end and closed-end investment companies. Under Section 12(d)(1) of the 1940 Act, the Fund's investment in such securities, subject to certain exceptions, currently is limited to: (i) no more than 3% of the total voting stock of any one such investment company, (ii) no more than 5% of the Fund's total assets invested in any one such investment company, and (iii) no more than 10% of the Fund's total assets invested in other investment companies in the aggregate. To the extent permitted by SEC rules and regulations or an exemptive order received by the Fund, the Fund may invest indirectly in securities of a particular market by investing in Underlying Funds in excess of the limitations described above. Investments in the securities of other investment companies may involve duplication of certain fees and expenses.

The URF Trust has received an exemptive order from the SEC which permits each Underlying Fund to invest its assets in securities of other series offered by the URF Trust or other affiliated investment companies to the extent permitted by the exemptive relief granted by the SEC. An Underlying Fund will invest in such series to the extent that the Advisor determines that it is more efficient for the Underlying Fund to gain exposure to a particular asset class through investment in a series of the URF Trust as opposed to investment directly in individual securities. Investments by an Underlying Fund in another series of the URF Trust may involve transaction costs, but not duplication of other fees and expenses, because the Advisor and other service providers will waive fees or reimburse expenses to avoid such duplication.

An Underlying Fund's investments in any other series of the URF Trust, each of which invests primarily in one asset class (a "Core Series"), will be subject to the percentage limitations described above. To the extent that an Underlying Fund invests in the URF Trust's other series ("Other Series") and particular open-end investment companies other than the Core Series, the Underlying Fund will be subject to the percentage limitations described above and the Underlying Fund's investments in such other investment companies will be aggregated with its investments in the Other Series for purposes of these limitations.

ISSUER LOCATION. The Advisor considers a number of factors to determine whether an investment is tied to a particular country, including whether: the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; the investment has its primary trading market in a particular country; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country; the investment is included in an index representative of a particular country or region; and the investment is exposed to the economic fortunes and risks of a particular country.

OTHER INVESTMENTS. The Board may, in the future, authorize the Fund to invest in securities other than those listed in this SAI and in the Prospectus, provided such investment would be consistent with the Fund's investment objective and that it would not violate any fundamental investment policies or restrictions of the Fund.

EQUITY SECURITIES. The Fund may invest in a broad range of equity securities of US and non-US issuers, including common stocks of companies or closed-end investment companies, preferred stocks, debt securities convertible into or exchangeable for common stock, securities such as warrants or rights that are convertible into common stock and sponsored or unsponsored American, European and Global depositary receipts ("Depositary Receipts"). The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States. The Fund expects its US equity investments to emphasize large and intermediate capitalization companies. The Fund may also invest in small capitalization companies. The equity markets in the non-US component of the Fund will typically include available shares of larger capitalization companies but may also include intermediate and small capitalization companies. Capitalization levels are measured relative to specific markets, thus large, intermediate and small capitalization ranges vary country by country. The Fund may invest in equity securities of companies considered by the Advisor to be in their post-venture capital stage, or "post-venture capital companies." A post-venture capital company is a company that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service, or (b) as part of a restructuring or recapitalization of the company. The Fund may invest in equity securities of issuers in emerging markets and in securities with respect to which the return is derived from the equity securities of issuers in emerging markets.

EXCHANGE-TRADED INDEX SECURITIES. Subject to the limitations on investment in investment company securities and its investment objectives, the Fund may invest in exchange-traded index securities that are currently operational and that may be developed in the future. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the investment. These securities generally bear certain operational expenses. To the extent the Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of its own operation.

EURODOLLAR SECURITIES. The Fund may invest in Eurodollar securities, which are fixed income securities of a US issuer or a foreign issuer that are issued outside the United States. Interest and dividends on Eurodollar securities are payable in US dollars.

FOREIGN SECURITIES. Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Fund's Prospectus, which are not typically associated with investing in US issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit it to enter into forward foreign currency exchange contracts, futures and options in order to hedge portfolio holdings and commitments against changes in the level of future currency rates.

EMERGING MARKETS INVESTMENTS. The Fund may invest in equity securities of emerging market issuers, or securities with respect to which the return is derived from the equity securities of issuers in emerging markets, and in debt securities of emerging markets issuers, or securities with respect to which the return is derived from debt securities of issuers in emerging markets.

The Fund's investments in emerging markets government and government-related securities may consist of: (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries (including participation in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging market countries and (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above.

The Fund's investments in the fixed income securities of emerging market issuers may include investments in Structured Securities, Loan Participation and Assignments (as such capitalized terms are defined below), Brady Bonds and certain non-publicly traded securities.

The Fund may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow of the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Fund anticipates investing typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Thus, investments by the Fund in Structured Securities will be limited by the Fund's prohibition on investing more than 15% of its net assets in illiquid securities.

The Fund may invest in fixed rate and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders"). The Fund's investments in Loans are expected in most instances to be in the form of a participation in loans ("Participation") and assignments of all or a portion of Loans ("Assignments") from third parties. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participations. Even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. The Fund will acquire the Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Advisor to be creditworthy.

When the Fund purchases Assignments from Lenders, it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt-restructuring plan introduced by former US Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Bulgaria, Brazil, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Morocco, Nicaragua, Nigeria, Panama, Peru, the Philippines, Poland, Russia, Uruguay, Venezuela and Vietnam. Brady Bonds have been issued only in recent years, and for that reason do not have a very long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the US dollar), and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by US Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative. There can be no assurance that the Brady Bonds in which the Fund invests will not be subject to restructuring arrangements or to requests for a new credit which may cause the Fund to suffer a loss of interest or principal in any of its holdings.

The Fund also may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities and limited partnerships. Investing in such unlisted emerging market equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.

The Fund's investments in emerging market securities will at all times be limited by the Fund's prohibition on investing more than 15% of its net assets in illiquid securities.

RISKS OF INVESTING IN EMERGING MARKETS. There are additional risks inherent in investing in less developed countries which are applicable to the Fund. The Fund considers a country to be an "emerging market" if it is defined as an emerging or developing economy by any one of the following: the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation, or the United Nations or its authorities. An emerging market security is a security issued by a government or other issuer that, in the opinion of the Advisor, has one or more of the following characteristics: (i) the principal trading market of the security is an emerging market; (ii) the primary revenue of the issuer (at least 50%) is generated from goods produced or sold, investments made, or services performed in an emerging market country; or
(iii) at least 50% of the assets of the issuer are situated in emerging market countries.

Compared to the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest have historically experienced and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

The ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a governmental issuer to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing, a governmental issuer may default on its obligations. If such a default occurs, the Fund may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting country itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

The issuers of the government and government-related debt securities in which the Fund expects to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related debt securities in which the Fund may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Payments to holders of the high yield, high risk, foreign debt securities in which the Fund may invest may be subject to foreign withholding and other taxes. Although the holders of foreign government and government-related debt securities may be entitled to tax gross-up payments from the issuers of such instruments, there is no assurance that such payments will be made.

INVESTMENTS IN RUSSIAN SECURITIES. The Fund may invest in securities of Russian companies. The registration, clearing and settlement of securities transactions in Russia are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of shares of Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and the Fund could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase or sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent the Fund from investing in the securities of certain Russian companies deemed suitable by the Advisor and could cause a delay in the sale of Russian securities by the Fund if the company deems a purchaser unsuitable, which may expose the Fund to potential loss on its investment.

In light of the risks described above, the Board has approved certain procedures concerning the Fund's investments in Russian securities. Among these procedures is a requirement that the Fund will not invest in the securities of a Russian company unless that issuer's registrar has entered into a contract with the Fund's sub-custodian containing certain protective conditions including, among other things, the sub-custodian's right to conduct regular share confirmations on behalf of the Fund. This requirement will likely have the effect of precluding investments in certain Russian companies that the Fund would otherwise make.

LOWER RATED DEBT SECURITIES. Fixed income securities rated lower than Baa by Moody's or BBB by S&P are below investment grade and are considered to be of poor standing and predominantly speculative. Such securities ("lower rated securities") are commonly referred to as "junk bonds" and are subject to a substantial degree of credit risk. Lower rated securities may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, lower rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial.

In the past, the high yields from lower rated securities have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on lower rated securities in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer. Further, an economic recession may result in default levels with respect to such securities in excess of historic averages.

The value of lower rated securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated securities may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates.

Especially at such times, trading in the secondary market for lower rated securities may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for lower rated securities may be less liquid than the market for investment grade corporate bonds. There are fewer securities dealers in the high yield market and purchasers of lower rated securities are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, lower rated securities prices may become more volatile and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer may be adversely affected.

Lower rated securities frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and any dividends to investors.

Besides credit and liquidity concerns, prices for lower rated securities may be affected by legislative and regulatory developments. For example, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers or mergers. Such legislation may significantly depress the prices of outstanding lower rated securities. A description of various corporate debt ratings appears in Appendix A to this SAI.

Securities issued by foreign issuers rated below investment grade entail greater risks than higher rated securities, including risk of untimely interest and principal payment, default, price volatility and may present problems of liquidity, valuation and currency risk.

INFLATION LINKED SECURITIES. Inflation linked securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. Inflation linked securities include Treasury Inflation Protected Securities ("TIPS"), which are securities issued by the US Treasury. The interest rate paid by TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index ("CPI"). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS' principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Other issuers of inflation linked debt securities include other US government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.

While inflation linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

PAY-IN-KIND BONDS. The Fund may invest in pay-in-kind bonds. Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds. The Fund will be deemed to receive interest over the life of such bonds and may be treated for federal income tax purposes as if interest were paid on a current basis, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities which generally offer lower interest or dividend yields than non-convertible debt securities of similar quality. The value of convertible securities may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock because they rank senior to common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claim on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

WHEN-ISSUED SECURITIES. The Fund may purchase securities offered on a "when-issued" or "delayed delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or delayed delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or delayed delivery security accrues to the purchaser. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or delayed delivery securities may be more or less than the purchase price. The Advisor does not believe that the Fund's net asset value or income will be adversely affected by its purchase of securities on a when-issued or delayed delivery basis. The Fund will establish a segregated account in which it will maintain Segregated Assets equal in value to commitments for when-issued or delayed delivery securities. The Segregated Assets maintained by the Fund with respect to any when-issued or delayed delivery securities shall be liquid, unencumbered and marked-to-market daily, and such Segregated Assets shall be maintained in accordance with pertinent SEC positions.

MORTGAGE-BACKED SECURITIES AND MORTGAGE PASS-THROUGH SECURITIES. The Fund may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations") and in other types of mortgage-related securities.

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA") is backed by GNMA and the full faith and credit of the US government. These guarantees, however, do not apply to the market value of Fund shares. Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by US government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank are supported by the issuer's right to borrow from the US Treasury, while others such as those issued by Fannie Mae, formerly known as the Federal National Mortgage Association, are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. The Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right of mortgagors may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of noncallable debt securities.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-backed securities (such as securities issued by the GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payments dates regardless of whether or not the mortgagor actually makes the payment.

Any discount enjoyed on the purchases of a pass-through type mortgage-backed security will likely constitute market discount. As the Fund receives principal payments, it will be required to treat as ordinary income an amount equal to the lesser of the amount of the payment or the "accrued market discount." Market discount is to be accrued either under a constant rate method or a proportional method. Pass-through type mortgage-backed securities purchased at a premium to face will be subject to a similar rule requiring recognition of an offset to ordinary interest income, an amount of premium attributable to the receipt of principal. The amount of premium recovered is to be determined using a method similar to that in place for market discount. The Fund may elect to accrue market discount or amortize premium notwithstanding the amount of principal received but such election will apply to all bonds held and thereafter acquired unless permission is granted by the Commissioner of the Internal Revenue Service to change such method.

The principal governmental guarantor of mortgage-related securities is GNMA, which is a wholly owned US government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the US government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages which are insured by the Federal Housing Authority or guaranteed by the Veterans Administration. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and should be viewed as an economic offset to interest to be earned. If prepayments occur, less interest will be earned and the value of the premium paid will be lost.

Government-related guarantors (i.e., not backed by the full faith and credit of the US government) include Fannie Mae and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation). Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation of the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the US government.

Freddie Mac is a corporate instrumentality of the US government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. Freddie Mac issues Participation Certificates ("PCs") which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the US government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee or guarantees, even if through an examination of the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). A CMO is a debt security on which interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, Freddie Mac, or Fannie Mae and their income streams. Privately issued CMOs tend to be more sensitive to interest rates than Government-issued CMOs.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Fund A, B and C Bonds all bear current interest. Interest on the Fund Z Bond is accrued and added to principal and a like amount is paid as principal on the Fund A, B or C Bond currently being paid off. When the Fund A, B and C Bonds are paid in full, interest and principal on the Fund Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

REMICs are entities that own mortgages and elect REMIC status under the Code. The Fund will purchase only regular interests in REMICs. REMIC regular interests are treated as debt of the REMIC and income/discount thereon must be accounted for on the "catch-up method," using a reasonable prepayment assumption under the original issue discount rules of the Code.

CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued CMOs, as described above, have been historically higher than yields on CMOs issued or guaranteed by US government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the US government. Such instruments also tend to be more sensitive to interest rates than US government-issued CMOs. The Fund will not invest in subordinated privately issued CMOs. For federal income tax purposes, the Fund will be required to accrue income on CMOs and REMIC regular interests using the "catch-up" method, with an aggregate prepayment assumption.

DOLLAR ROLLS. The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Fund is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income. The Fund intends to enter into dollar rolls only with government securities dealers recognized by the Federal Reserve Board, or with member banks of the Federal Reserve. The Trust does not believe the Fund's obligations under dollar rolls are senior securities and accordingly, the Fund, as a matter of non-fundamental policy, will not treat dollar rolls as being subject to its borrowing or senior securities restrictions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

TO-BE-ANNOUNCED SECURITIES. A to-be-announced mortgage-backed security ("TBA") is a mortgage-backed security, such as a GNMA pass-through security, that is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages maybe less favorable than anticipated by the Fund.

OTHER MORTGAGE-BACKED SECURITIES. The Advisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

ASSET-BACKED SECURITIES. The Fund may invest a portion of its assets in debt obligations known as "asset-backed securities." Asset-backed securities are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., receivables on home equity and credit loans and receivables regarding automobile, credit card, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases).

Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide that the Fund pays the debt service on the debt obligations issued. The Fund may invest in these and other types of asset-backed securities that may be developed in the future.

The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. Such asset-backed securities are subject to the same prepayment risks as mortgage-backed securities. For federal income tax purposes, the Fund will be required to accrue income on pay-through asset-backed securities using the "catch-up" method, with an aggregate prepayment assumption.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as "pass-through certificates" or "collateralized obligations."

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payment, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Due to the shorter maturity of the collateral backing such securities, there is less of a risk of substantial prepayment than with mortgage-backed securities. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately, or in many cases, ever, established. In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical credit information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

EQUIPMENT TRUST CERTIFICATES. The Fund may invest in equipment trust certificates. The proceeds of those certificates are used to purchase equipment, such as railroad cars, airplanes or other equipment, which in turn serve as collateral for the related issue of certificates. The equipment subject to a trust generally is leased by a railroad, airline or other business, and rental payments provide the projected cash flow for the repayment of equipment trust certificates. Holders of equipment trust certificates must look to the collateral securing the certificates, and any guarantee provided by the lessee or any parent corporation for the payment of lease amounts, in the case of default in the payment of principal and interest on the certificates.

ZERO COUPON AND DELAYED INTEREST SECURITIES. The Fund may invest in zero coupon or delayed interest securities which pay no cash income until maturity or a specified date when the securities begin paying current interest (the "cash payment date") and are sold at substantial discounts from their value at maturity. When held to maturity or cash payment date, the entire income of such securities, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity or cash payment date. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities are generally more volatile and more likely to respond to changes in interest rates than the market prices of securities having similar maturities and credit qualities that pay interest periodically.

Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Zero coupon securities include securities issued directly by the US Treasury, and US Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the US Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying US Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the US Treasury securities has stated that for federal tax and securities purposes, in its opinion, purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying US government securities.

The US Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the US Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying US Treasury securities.

When US Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the US Treasury sells itself. These stripped securities are also treated as zero coupon securities with original issue discount for tax purposes.

STRUCTURED NOTES. Structured notes are derivative debt securities, the interest rate and/or principal of which is determined by an unrelated indicator. The value of the principal of and/or interest on structured notes is determined by reference to changes in the return, interest rate or value at maturity of a specific asset, reference rate, or index (the "reference instrument") or the relative change in two or more reference instruments. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference instruments. Structured notes may be positively or negatively indexed, so that an increase in value of the reference instrument may produce an increase or a decrease in the interest rate or value of the structured note at maturity. In addition, changes in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such note may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities.

SHORT SALES. The Fund may from time to time sell securities short. In the event that the Advisor anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Fund may be unable to replace a borrowed security sold short.

STRATEGIES USING DERIVATIVE INSTRUMENTS

SWAPS. The Fund may engage in swaps, including but not limited to interest rate, currency and equity swaps and the purchase or sale of related caps, floors, collars and other derivative instruments. The Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio's duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Advisor is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under Internal Revenue Service rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

Equity swaps or other swaps relating to securities or other instruments are based on changes in the value of the underlying securities or instruments. For example, an equity swap might involve an exchange of the value of a particular security or securities index in a certain notional amount for the value of another security or index or for the value of interest on that notional amount at a specified fixed or variable rate. The Fund will only enter into an equity swap contract on a net basis, i.e., the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The Advisor will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

The Advisor and the Trust do not believe that the Fund's obligations under swap contracts are senior securities and, accordingly, the Fund will not treat them as being subject to its borrowing or senior securities restrictions. However, the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of Segregated Assets having an aggregate market value at least equal to the accrued excess will be segregated in accordance with SEC positions. To the extent that the Fund cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Fund has valued the swap, the Fund will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Fund's net assets.

FUTURES. The Fund may enter into contracts for the purchase or sale for future delivery of securities and indices. The Fund may also enter into contracts for the purchase or sale for future delivery of foreign currencies.

A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month.

When the Fund enters into a futures transaction, it must deliver to the futures commission merchant (an "FCM") selected by the Fund, an amount referred to as "initial margin." The initial margin is required to be deposited in cash or government securities with an FCM. Minimum initial margin requirements are established by the futures exchange and FCMs may establish initial margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked-to-market daily. If a futures contact price changes to the extent that the margin deposit does not satisfy margin requirements, payment of a "variation margin" to be held by the FCM, will be required. Conversely, a reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial accounts of the Fund. The Fund may also effect futures transactions through FCMs who are affiliated with the Advisor or the Fund in accordance with procedures adopted by the Board.

The Fund will enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges. In addition, the Fund may sell stock index futures in anticipation of or during a market decline to attempt to offset the decrease in market value of its common stocks that might otherwise result; and it may purchase such contracts in order to offset increases in the cost of common stocks that it intend to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

The Fund may enter into futures contracts to protect against the adverse affects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market. The Fund may also enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates, which would adversely affect the price of securities held in its portfolio, and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices that would reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

OPTIONS. The Fund may purchase and write call or put options on foreign or US securities and indices and enter into related closing transactions. The Fund may also purchase and write call options on particular market segment indices to achieve exposure to a specific industry. The Fund may also purchase and write options on futures contracts.

The Fund may invest in options that are either listed on US or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Fund's ability to effectively hedge its securities. The Trust has been notified by the SEC that it considers over-the-counter options to be illiquid. Accordingly, the Fund will only invest in such options to the extent consistent with its 15% limit on investments in illiquid securities.

Purchasing Call Options--The Fund may purchase call options on securities. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions.

The Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

Call Writing--The Fund may write call options from time to time on such portions of its portfolio, without limit, as the Advisor determines is appropriate in seeking to achieve the Fund's investment objective. The advantage to the Fund of writing calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period for a call option, the writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which the Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

The Fund will generally write call options on a covered basis. A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by the Fund. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in Segregated Assets in a segregated account with its custodian.

From time to time, the Fund will write a call option that is not covered as indicated above but where the Fund will maintain, with its custodian for the term of the option, Segregated Assets in a segregated account having a value equal to the fluctuating market value of the optioned securities or currencies. While such an option would be "covered" with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the funds to the risks of writing uncovered options. When writing uncovered call options, the Fund is subject to the risk of having to purchase the security or currency subject to the option at a price higher than the exercise price of the option. As the price of a security or currency could appreciate substantially, the Fund's loss could be significant.

Purchasing Put Options--The Fund may purchase put options. A put option purchased by the Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Fund to protect unrealized gains in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Writing Put Options--The Fund may also write put options on a secured basis which means that the Fund will maintain in a segregated account with its custodian Segregated Assets in an amount not less than the exercise price of the option at all times during the option period. The amount of Segregated Assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Advisor wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

INDEX OPTIONS. The Fund may purchase exchange-listed call options on stock and fixed income indices and sell such options in closing sale transactions for hedging purposes. The Fund also may purchase call options on indices primarily as a substitute for taking positions in certain securities or particular market segment. The Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities.

In addition, the Fund may purchase put options on stock and fixed income indices and sell such options in closing sale transactions. The Fund may purchase put options on broad market indices in order to protect its fully invested portfolio from a general market decline. Put options on market segments may be bought to protect the Fund from a decline in value of heavily weighted industries in the Fund's portfolio. Put options on stock and fixed income indices may also be used to protect the Fund's investments in the case of a major redemption.

The Fund may also write (sell) put and call options on stock and fixed income indices. While the option is open, the Fund will maintain a segregated account with its custodian in an amount equal to the market value of the option.

Options on indices are similar to regular options except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the closing level of the index upon which the option is based is greater than (in the case of a call) or lesser than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The indices on which options are traded include both US and non-US markets.

SPECIAL RISKS OF OPTIONS ON INDICES. The Fund's purchases of options on indices will subject them to the risks described below.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security. Accordingly, successful use by the Fund of options on indices is subject to the Advisor's ability to predict correctly the direction of movements in the market generally or in a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, the Fund would not be able to close out options which it had purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

If the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall "out-of-the-money," the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Fund will account for forward contracts by marking-to-market each day at current forward contract values.

The Fund will only enter into forward contracts to sell, for a fixed amount of US dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when the Fund enters into a forward contract to sell an amount of foreign currency, the Fund's custodian or sub-custodian will place Segregated Assets in a segregated account of the Fund in an amount not less than the value of the Fund's total assets committed to the consummation of such forward contracts. If the additional Segregated Assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

NON-DELIVERABLE FORWARDS. The Fund may, from time to time, engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between the Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in US dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

When the Fund enters into a non-deliverable forward transaction, the Fund's custodian will place Segregated Assets in a segregated account of the Fund in an amount not less than the value of the Fund's total assets committed to the consummation of such non-deliverable forward transaction. If the additional Segregated Assets placed in the segregated account decline in value or the amount of the Fund's commitment increases because of changes in currency rates, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments under the non-deliverable forward agreement.

Since the Fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation under the agreement. If the counterparty defaults, the Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.

In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, the Fund could sustain losses on the non-deliverable forward transaction. The Fund's investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the US dollar or other currencies.

OPTIONS ON FOREIGN CURRENCIES. The Fund also may purchase and write put and call options on foreign currencies (traded on US and foreign exchanges or over-the-counter markets) to manage the Fund's exposure to changes in currency exchange rates. The Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the dollar price of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the dollar price of such securities, the Fund may purchase call options on such currency.

The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to the Fund to be derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

The Fund may also engage in options transactions for non-hedging purposes. The Fund may use options transactions to gain exposure to a currency when the Advisor believes that exposure to the currency is beneficial to the Fund but believes that the securities denominated in that currency are unattractive.

The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the custodian bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in Segregated Assets in a segregated account with its custodian bank.

With respect to writing put options, at the time the put is written, the Fund will establish a segregated account with its custodian bank consisting of Segregated Assets in an amount equal in value to the amount the Fund will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Fund has purchased a closing put of the same series as the one previously written.

INVESTMENT LIMITATIONS OF THE FUND

FUNDAMENTAL LIMITATIONS. The investment limitations set forth below are fundamental policies and may not be changed by the Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in the Fund's total assets will not be considered a violation. The Fund may not:

(1) Purchase or sell real estate, except that the Fund may purchase or sell securities of real estate investment trusts;

(2) Purchase or sell commodities, except that the Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts;

(3) Issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from: (a) making any permitted borrowings, loans or pledges; (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions; or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof;

(4) Make loans to other persons, except: (a) through the lending of its portfolio securities; (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans for investment purposes in accordance with its investment objectives and policies; and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

(5) Borrow money in excess of 33 1/3% of the value of its assets, except as a temporary measure for extraordinary or emergency purposes to facilitate redemptions. All borrowings will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required; and

(6) Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the US government or any of its agencies); and

(7) Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when selling its own shares.

The Underlying Funds may have different fundamental and non-fundamental limitations from those of the Fund.

ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and the Fund.

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with UBS Global AM are listed below. None of the Trustees is an "interested person" (as defined in the 1940 Act) of the Trust. The Trustees may be referred to herein as "Independent Trustees."

INDEPENDENT TRUSTEES
--------------------

                                          TERM OF
                                          OFFICE(1)                          NUMBER OF
                            POSITION(S)   AND LENGTH   PRINCIPAL             PORTFOLIOS IN FUND         OTHER
                            HELD WITH     OF TIME      OCCUPATION(S)         COMPLEX OVERSEEN           DIRECTORSHIPS
NAME, ADDRESS AND AGE       TRUST         SERVED       DURING PAST 5 YEARS   BY TRUSTEE                 HELD BY TRUSTEE
-------------------------   -----------   ----------   -------------------   ---------------------      --------------------
Walter E. Auch(2); 85       Trustee       Since 2002   Mr. Auch is retired   Mr. Auch is a trustee      Mr. Auch is a
6001 N. 62nd Place                                     (since 1986).         of three investment        Trustee of Advisors
Paradise Valley, AZ 85253                                                    companies                  Series Trust (16
                                                                             (consisting of 56          portfolios); Smith
                                                                             portfolios) for which      Barney Fund
                                                                             UBS Global AM or           Complex (12
                                                                             one of its affiliates      portfolios);
                                                                             serves as investment       Nicholas Applegate
                                                                             advisor, sub-advisor       Institutional Funds
                                                                             or manager.                (15 portfolios); and
                                                                                                        Chairman of the Board
                                                                                                        of Sound Surgical
                                                                                                        Technologies.

Adela Cepeda(2); 48         Trustee       Since 2004   Ms. Cepeda is         Ms. Cepeda is a            Ms. Cepeda is a
A.C. Advisory, Inc.                                    founder and           director or trustee of     director of Lincoln
161 No. Clark Street,                                  president of A.C.     four investment            National Income
Suite 4975                                             Advisory, Inc.        companies (consisting      Fund, Inc. (since
Chicago, Illinois 60601                                (since 1995).         of 57 portfolios) for      1992) and MGI
                                                                             which UBS Global           Funds (7 portfolios)
                                                                             AM or one of its           (since 2005). She is
                                                                             affiliates serves as       also a Director of
                                                                             investment advisor,        Amalgamated
                                                                             sub-advisor or             Bank of Chicago
                                                                             manager.                   (2003).

Frank K. Reilly(2); 70      Chairman      Since 2002   Mr. Reilly is a       Mr. Reilly is a director   Mr. Reilly is a
Mendoza College             and Trustee                Professor at the      or trustee of four         Director of
of Business                                            University of Notre   investment                 Discover Bank;
University of                                          Dame since 1982.      companies                  Morgan Stanley
Notre Dame                                                                   (consisting of 57          Trust and FSB.
Notre Dame, IN                                                               portfolios) for which
46556-5649                                                                   UBS Global AM or
                                                                             one of its affiliates
                                                                             serves as investment
                                                                             advisor, sub-advisor
                                                                             or manager.

                                          TERM OF
                                          OFFICE(1)                          NUMBER OF
                            POSITION(S)   AND LENGTH   PRINCIPAL             PORTFOLIOS IN FUND       OTHER
                            HELD WITH     OF TIME      OCCUPATION(S)         COMPLEX OVERSEEN         DIRECTORSHIPS
NAME, ADDRESS AND AGE       TRUST         SERVED       DURING PAST 5 YEARS   BY TRUSTEE               HELD BY TRUSTEE
-------------------------   -----------   ----------   -------------------   ----------------------   --------------------
Edward M. Roob(2); 71       Trustee       Since 2002   Mr. Roob is retired   Mr. Roob is a            None.
841 Woodbine Lane                                      (since 1993).         director or trustee of
Northbrook, IL 60002                                                         four investment
                                                                             companies
                                                                             (consisting of 57
                                                                             portfolios) for which
                                                                             UBS Global AM or
                                                                             one of its affiliates
                                                                             serves as investment
                                                                             advisor, sub-advisor
                                                                             or manager.

J. Mikesell Thomas(2); 55   Trustee       Since 2004   Mr. Thomas is         Mr. Thomas is a          Mr. Thomas is a
Federal Home Loan                                      President and CEO     director or trustee of   director and
Bank of Chicago                                        of the Federal Home   four investment          chairman of the
111 East Wacker Drive                                  Loan Bank of          companies (consisting    Audit Committee
Chicago, Illinois 60601                                Chicago (since        of 57 portfolios) for    for Evanston
                                                       2004). Mr. Thomas     which UBS Global         Northwestern
                                                       was an independent    AM or one of its         Healthcare.
                                                       financial advisor     affiliates serves as
                                                       (2001-2004). He       investment advisor,
                                                       was managing          sub-advisor or
                                                       director of Lazard    manager.
                                                       Freres & Co. (1995
                                                       to 2001).

----------------
(1)  Each Trustee holds office for an indefinite term.
(2) Messrs. Auch, Reilly and Roob are also Independent Trustees of UBS Supplementary Trust and UBS Private Portfolios Trust, which are both investment vehicles advised by UBS Global AM and are excluded from registration under the 1940 Act in reliance on the exemptions afforded by
     Section 3(c)(7) of the 1940 Act. Ms. Cepeda and Mr. Thomas are also Independent Trustees of UBS Private Portfolios Trust.

OFFICERS
--------

                                                TERM OF
                                                OFFICE(+) AND
                           POSITION(S) HELD     LENGTH OF
NAME, ADDRESS & AGE        WITH THE TRUST       TIME SERVED     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------     ----------------     -----------     -------------------------------------------
Joseph Allessie*; 41       Vice President       Since 2005      Mr. Allessie is director and deputy general
                           and Assistant                        counsel at UBS Global AM (US) and UBS
                           Secretary                            Global AM (collectively, "UBS Global
                                                                AM--Americas region") (since 2005).
                                                                Prior to joining UBS Global AM--
                                                                Americas region, he was senior vice
                                                                president and general counsel of Kenmar
                                                                Advisory Corp. (from 2004 to 2005). Prior
                                                                to that Mr. Allessie was general counsel
                                                                and secretary of GAM USA Inc., GAM
                                                                Investments, GAM Services, GAM Funds,
                                                                Inc. and the GAM Avalon Funds (from
                                                                1999 to 2004). Mr. Allessie is a vice
                                                                president and assistant secretary of 20
                                                                investment companies (consisting of 92
                                                                portfolios) for which UBS Global AM--
                                                                Americas region or one of its affiliates
                                                                serves as investment advisor, sub-advisor
                                                                or manager.

W. Douglas Beck*; 39       President            Since 2005      Mr. Beck is an executive director and head
                                                                of product development and management
                                                                of UBS Global AM--Americas region (since
                                                                2002). From March 1998 to November
                                                                2002, he held various positions at Merrill
                                                                Lynch, the most recent being first vice
                                                                president and co-manager of the managed
                                                                solutions group. Mr. Beck is president of 20
                                                                investment companies (consisting of 92
                                                                portfolios) for which UBS Global AM--
                                                                Americas region or one of its affiliates
                                                                serves as investment advisor, sub-advisor or
                                                                manager, and was vice president of such
                                                                investment companies from 2003 to 2005.

Rose Ann Bubloski*; 38     Vice President       Since 2004      Ms. Bubloski is an associate director
                           and Assistant                        (since 2003) and a senior manager of the
                           Treasurer                            mutual fund finance department of UBS
                                                                Global AM--Americas region. Ms. Bubloski
                                                                is vice president and assistant treasurer of
                                                                four investment companies (consisting of
                                                                57 portfolios) for which UBS Global AM--
                                                                Americas region or one of its affiliates
                                                                serves as investment advisor, sub-advisor
                                                                or manager.

                                               TERM OF
                                               OFFICE(+) AND
                         POSITION(S) HELD      LENGTH OF
NAME, ADDRESS & AGE      WITH THE TRUST        TIME SERVED      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------      ----------------      ------------     -------------------------------------------
Thomas Disbrow*; 40      Vice President        Since 2002       Mr. Disbrow is a director (since 2001),
                         and Assistant         and 2004,        head of retail mutual fund operations and
                         Treasurer             respectively     a co-head of the mutual fund finance
                                                                department (since 2004) of UBS Global
                                                                AM--Americas region. Mr. Disbrow is vice
                                                                president and treasurer of 16 investment
                                                                companies (consisting of 35 portfolios)
                                                                and vice president and assistant treasurer
                                                                of four investment companies (consisting
                                                                of 57 portfolios) for which UBS Global
                                                                AM--Americas region or one of its
                                                                affiliates serves as investment advisor,
                                                                sub-advisor or manager.

Mark F. Kemper**; 48     Vice President        Since 2002       Mr. Kemper is general counsel of UBS
                         and Secretary         and 2004,        Global AM--Americas region (since 2004).
                                               respectively     Mr. Kemper is also a managing director of
                                                                UBS Global AM--Americas region (since
                                                                2006). He was deputy general counsel of
                                                                UBS Global AM from July 2001 to July
                                                                2004. He has been secretary of UBS Global
                                                                AM--Americas region since 1999 and
                                                                assistant secretary of UBS Global Asset
                                                                Management Trust Company since 1993.
                                                                Mr. Kemper is secretary of UBS Global
                                                                AM--Americas region (since 2004).
                                                                Mr. Kemper is vice president and secretary
                                                                of 20 investment companies (consisting of
                                                                92 portfolios) for which UBS Global AM--
                                                                Americas region or one of its affiliates
                                                                serves as investment advisor, sub-advisor or
                                                                manager.

Tammie Lee*; 35          Vice President        Since 2005       Ms. Lee is a director and associate general
                         and Assistant                          counsel of UBS Global AM--Americas
                         Secretary                              region (since 2005). Prior to joining UBS
                                                                Global AM--Americas region, she was
                                                                vice president and counsel at Deutsche
                                                                Asset Management/Scudder Investments
                                                                from 2003 to 2005. Prior to that she was
                                                                assistant vice president and counsel at
                                                                Deutsche Asset Management/Scudder
                                                                Investments from 2000 to 2003. Ms. Lee
                                                                is a vice president and assistant secretary
                                                                of 20 investment companies (consisting of
                                                                92 portfolios) for which UBS Global AM--
                                                                Am ericas region or one of its affiliates
                                                                se rves as investment advisor, sub-advisor
                                                                or manager.

                                             TERM OF
                                             OFFICE(+) AND
                         POSITION(S) HELD    LENGTH OF
NAME, ADDRESS & AGE      WITH THE TRUST      TIME SERVED         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------    ----------------    ----------------    -------------------------------------------
Joseph T. Malone*; 38    Vice President,     Since 2001          Mr. Malone is a director (since 2001) and
                         Treasurer and       (Vice President)    a co-head of the mutual fund finance
                         Principal           and 2004            department (since 2004) of UBS Global
                         Accounting          (Treasurer and      AM--Americas region. From August 2000
                         Officer             Principal           through June 2001, he was controller at
                                             Accounting          AEA Investors Inc. Mr. Malone is the vice
                                             Officer)            president and assistant treasurer of 16
                                                                 investment companies (consisting of 35
                                                                 portfolios) and vice president, treasurer
                                                                 and principal accounting officer of four
                                                                 investment companies (consisting of 57
                                                                 portfolios) for which UBS Global AM--
                                                                 Americas region or one of its affiliates
                                                                 serves as investment advisor, sub-advisor
                                                                 or manager.

Joseph McGill*; 44       Vice President      Since 2004          Mr. McGill is managing director (since 2006)
                         and Chief                               and chief compliance officer at UBS Global
                         Compliance Officer                      AM--Americas region (since 2003). Prior to
                                                                 joining UBS Global AM--Americas region,
                                                                 he was assistant general counsel at J.P.
                                                                 Morgan Investment Management (from
                                                                 1999 to 2003). Mr. McGill is a vice
                                                                 president and chief compliance officer for
                                                                 20 investment companies (consisting of
                                                                 92 portfolios) for which UBS Global AM--
                                                                 Americas region or one of its affiliates
                                                                 serves as investment advisor, sub-advisor
                                                                 or manager.

Eric Sanders*; 40        Vice President and  Since 2005          Mr. Sanders is a director and associate
                         Assistant Secretary                     general counsel of UBS Global AM--
                                                                 Americas region (since 2005). From 1996
                                                                 until June 2005, he held various positions
                                                                 at Fred Alger & Company, Incorporated,
                                                                 the most recent being assistant vice
                                                                 president and associate general counsel.
                                                                 Mr. Sanders is a vice president and
                                                                 assistant secretary of 20 investment
                                                                 companies (consisting of 92 portfolios) for
                                                                 which UBS Global AM--Americas region
                                                                 or one of its affiliates serves as
                                                                 investment advisor, sub-advisor or manager.

Keith A. Weller*; 45     Vice President      Since 2004          Mr. Weller is an executive director and
                         and Assistant                           senior associate general counsel of UBS
                         Secretary                               Glo bal AM--Americas region (since 2005)
                                                                 and has been an attorney with affiliated
                                                                 ent ities since 1995. Mr. Weller is a vice
                                                                 president and assistant secretary of 20
                                                                 investment companies (consisting of 92
                                                                 portfolios) for which UBS Global AM--
                                                                 Americas region or one of its affiliates
                                                                 serves as investment advisor, sub-advisor
                                                                 or manager.

-----------------
(+)Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board.
*  This person's business address is 51 West 52nd Street, New York, NY
   10019-6114.
** This person's business address is One North Wacker Drive, Chicago, IL 60606.

                                                            AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                            ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                                                                BY TRUSTEE FOR WHICH UBS GLOBAL AM OR
INDEPENDENT                   DOLLAR RANGE OF EQUITY           AN AFFILIATE SERVES AS INVESTMENT ADVISOR,
TRUSTEE                        SECURITIES IN TRUST (+)               SUB-ADVISOR OR MANAGER (+)
-------                       ----------------------        -----------------------------------------------
Walter E. Auch                        None                                 $50,001 - $100,000

Adela Cepeda                          None                                  $10,001 - $50,000

Frank K. Reilly                       None                                    over $100,000

Edward M. Roob                        None                                    over $100,000

J. Mikesell Thomas                    None                                         None

-----------------
(+) Information regarding ownership is as of December 31, 2005.

Note regarding ranges: In disclosing the dollar range of equity securities beneficially owned by a Trustee in these columns, the following ranges will be used: (i) none; (ii) $1-10,000; (iii) $10,001-$50,000; (iv) $50,001-$100,000; or
(v) over $100,000.

INFORMATION ABOUT INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES ISSUED BY UBS GLOBAL AM OR UBS GLOBAL AM (US) OR ANY COMPANY CONTROLLING, CONTROLLED BY OR UNDER COMMON CONTROL WITH UBS GLOBAL AM OR UBS GLOBAL AM (US)

As of December 31, 2005, the Independent Trustees did not own any securities issued by UBS Global AM (US) or any company controlling, controlled by or under common control with UBS Global AM (US).

COMPENSATION TABLE

                                                    ANNUAL
                                                  AGGREGATE        PENSION OR            TOTAL
                                                 COMPENSATION      RETIREMENT          COMPENSATION
                                               FROM UBS GLOBAL   BENEFITS ACCRUED    FOR THE TRUST AND
                                               AM ON BEHALF OF   AS PART OF FUND       FUND COMPLEX
  NAME AND POSITION HELD                         THE TRUST(1)       EXPENSES        PAID TO TRUSTEES(2)
  ----------------------                       ---------------   ---------------    -------------------
Walter E. Auch, Trustee ..................         $8,033             N/A                 $67,800
Adela Cepeda, Trustee ....................         $7,588             N/A                 $73,280
Frank K. Reilly, Trustee .................         $6,986             N/A                 $70,071
Edward M. Roob, Trustee ..................         $6,733             N/A                 $68,169
J. Mikesell Thomas, Trustee ..............         $7,963             N/A                 $74,780

-----------------
(1) Represents aggregate annual compensation paid by UBS Global AM on behalf of the Trust to each Trustee indicated for the fiscal year ended December
    31, 2005.

(2) This amount represents the aggregate amount of compensation paid to the Trustees for service on the Board of Directors/Trustees of four registered investment companies (three registered investment companies with regard to Mr. Auch) managed by UBS Global AM or an affiliate for the fiscal year ending December 31, 2005.

No officer or Trustee of the Trust who is also an officer or employee of the Advisor receives any compensation from the Trust for services to the Trust.

Each Independent Trustee receives, in the aggregate from the UBS Global AM family of funds for his or her service to four registered investment companies (three with respect to Mr. Auch) and two unregistered investment companies (one with respect to Ms. Cepeda and Mr. Thomas) managed by UBS Global AM, an annual retainer of $40,000 for serving as a Board member, a $5,000 retainer for serving as an Audit Committee member, and a $5,000 retainer for serving as a Nominating, Compensation and Governance Committee member. In addition, the chairman of the Board, for serving as chairman of the Board, and the chairman of the Audit Committee, for serving as chairman of the Audit Committee, receive, in the aggregate from the UBS Global AM family of funds for his or her service to four registered investment companies and two unregistered investment companies managed by UBS Global AM, an annual retainer of $10,000 and $5,000, respectively. The foregoing fees will be allocated among all such funds as follows: (i) one-half of the expense will be allocated pro rata based on the funds' relative net assets at the end of the calendar quarter preceding the date of payment; and (ii) one-half of the expense will be allocated equally according to the number of such funds (i.e., expenses divided by number of funds). Each Independent Trustee will receive $300 per Fund for each regular Board meeting (and each in-person special meeting) actually attended from the Trust. In addition, each Independent Trustee will receive $200 and $100, respectively, for each Audit Committee meeting and Nominating Committee meeting actually attended from the Trust. The Trust reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at Board meetings. UBS Global AM pays all fees owed to the Independent Trustees on behalf of the Trust.

Each Trustee sits on the Trust's Audit Committee, which has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust's independent registered public accounting firm; (ii) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of the Fund's financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust's independent registered public accounting firm and the full Board. The Audit Committee met four times during the fiscal year ended December 31, 2005.

Each Trustee sits on the Trust's Nominating, Compensation and Governance Committee (the "Nominating Committee"), which has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) review Board governance procedures and recommend any appropriate changes to the full Board; (iii) periodically review Independent Trustee compensation and recommend any changes to the Independent Trustees as a group; and (iv) make recommendations to the full Board for nominations for membership on all committees, review all committee assignments annually and periodically review the responsibilities and need for all committees of the Board.

The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying Fund Shareholder is a shareholder that: (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of the Trust's outstanding shares and (ii) has been a shareholder of at least 1/2 of 1% of the Trust's total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Walter Auch, care of the Secretary of the Trust at UBS Global Asset Management, One North Wacker Drive, Chicago, Illinois 60606 and indicate on the envelope "Nominating Committee." The Qualifying Fund Shareholder's letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each class and series of shares of the Trust which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee's resume or curriculum vitae. The Qualifying Fund Shareholder's letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

The Nominating Committee met once during the fiscal year ended
December 31, 2005.

There is not a separate Investment Committee. Items pertaining to these matters are submitted to the full Board.

PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

As of the date of this SAI, UBS Global AM owned 100% of all outstanding shares of the Fund and thus may be deemed a controlling shareholder of the Fund until additional shareholders purchase shares. As of the same date, none of the Trustees or officers of the Fund beneficially owned any of the outstanding shares of the Fund.

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of the Fund is presumed to control the Fund under the provisions of the Act. Note that a controlling person possesses the ability to control the outcome of matters submitted for shareholder vote of the Fund.

INVESTMENT ADVISORY, ADMINISTRATION, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS

ADVISOR

UBS Global Asset Management (Americas) Inc. ("UBS Global AM" or the "Advisor"), with its principal office located at One North Wacker Drive, Chicago, Illinois 60606, manages the assets of the Fund pursuant to its investment advisory agreement with the Trust on behalf of the Fund (the "Agreement"). UBS Global AM is the Fund's investment advisor and administrator. UBS Global AM is an investment management firm managing approximately $77.8 billion, as of March 31, 2006, primarily for institutional pension and profit sharing funds. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division, which had approximately $613.7 billion in assets under management as of March 31, 2006.

The Advisor also serves as the investment advisor or sub-advisor to twenty-two other investment companies: The Park Avenue Portfolio - The Guardian UBS Large Cap Value Fund, The Park Avenue Portfolio - The Guardian UBS Small Cap Value Fund, The Guardian Variable Contracts Fund, Inc. - The Guardian UBS VC Large Cap Value Fund, The Guardian Variable Contracts Fund, Inc. - The Guardian UBS VC Small Cap Value Fund, John Hancock Trust - Global Allocation Trust, John Hancock Trust - Large Cap Trust, John Hancock Funds II - Large Cap Fund, J.P. Morgan Fleming Series Trust - JPMorgan Multi-Manager Small Cap Growth Fund, Principal Investors Fund, Inc. - Partners SmallCap Growth Fund II, Principal Investors Fund, Inc. - Partners LargeCap Value Fund I, Principal Variable Contracts Fund, Inc. - SmallCap Growth Account, AXP Strategy Series Inc. - RiverSource Small Cap Growth Fund, Lincoln Variable Insurance Products Trust - Global Asset Allocation Fund, ING UBS U.S. Allocation Portfolio, ING UBS U.S. Large Cap Equity Portfolio, BB&T International Equity Fund, TA IDEX UBS Large Cap Value, AXA Enterprise Growth and Income Fund, EQ/UBS Growth and Income Portfolio, UBS Relationship Funds, Fort Dearborn Income Securities, Inc. and The UBS Funds.

Pursuant to its Agreement with the Trust, on behalf of the Fund, UBS Global AM does not receive a fee from the Fund for providing investment advisory services. Although the Fund does not compensate UBS Global AM directly for its services under the Agreement, UBS Global AM may benefit from the Fund being an investment option in a wrap program sponsored by UBS Global AM or certain other programs advised or sub-advised by UBS Global AM or its affiliates. UBS Global AM is responsible for paying expenses it incurs in providing advisory services as well as the following expenses: (1) the fees and expenses of the Trust's Non-Interested Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with UBS Global AM; (3) interest expenses; (4) taxes and governmental fees; (5) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (6) auditing and legal costs; (7) insurance premiums; (8) fees and expenses of the Trust's custodian, administrative and transfer agent and any related services; (9) expenses of obtaining quotations of the Fund's portfolio securities and of pricing the Fund's shares; (10) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (11) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and (12) fees and expenses of membership in industry organizations.

In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard by UBS Global AM of its obligations and duties under the Agreement, UBS Global AM shall not be subject to any liability whatsoever to the Fund, or to any shareholder of the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Agreement, including, without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or sale of any security on behalf of the Fund. The Agreement terminates automatically upon its assignment and is terminable at any time without penalty by the Board or by vote of the holders of a majority of the Fund's outstanding voting securities, on 60 days' written notice to UBS Global AM or by UBS Global AM on 60 days' written notice to the Trust.

PORTFOLIO MANAGER. UBS Global AM's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Brian D. Singer is the lead portfolio manager for the Fund.

The following table provides information relating to other accounts managed by Mr. Singer as of December 31, 2005:

                                                  REGISTERED     OTHER POOLED
                                                  INVESTMENT      INVESTMENT        OTHER
                                                  COMPANIES        VEHICLES       ACCOUNTS
                                                  ----------     ------------     --------
Number of Accounts Managed ..................        8              8               26

Number of Accounts Managed with
Performance-Based Advisory Fees .............       None            1              None

Assets Managed (in millions) ................      $8,786         $4,629          $2,349

Assets Managed with Performance-
Based Advisory Fees (in millions) ...........       None           $144            None

The portfolio management team's management of the Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Fund. The portfolio manager and his team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

The compensation received by the portfolio managers at UBS Global AM, including Mr. Singer, includes a base salary and incentive compensation as detailed below. UBS Global Asset Management's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global Asset Management's clients. Overall compensation can be grouped into three categories:

o Competitive salary, benchmarked to maintain competitive compensation opportunities.

o Annual bonus, tied to individual contributions and investment performance.

o UBS equity awards, promoting company-wide success and employee retention.

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

Base salary--is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses--are correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns the investment professionals' interests with those of UBS Global Asset Management's clients. Each portfolio manager's bonus is based on the performance of each Fund the portfolio manager manages as compared to the Fund's broad-based index over a three-year rolling period.

UBS AG Equity--Senior investment professionals may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus and/or salary. Two UBS stock options are given for each share acquired and held for two years. UBS Global Asset Management feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.

As of the date of this SAI, Mr. Singer did not own shares of the Fund.

ADMINISTRATIVE, ACCOUNTING, CUSTODY AND TRANSFER AGENCY-RELATED SERVICES

ADMINISTRATIVE AND ACCOUNTING SERVICES. UBS Global AM serves as administrator to the Trust. As administrator, UBS Global AM supervises and manages all aspects of the Trust's operations. Under the Administration Contract, UBS Global AM will not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Trust, the Trust or any of its shareholders in connection with the performance of the Administration Contract, except to the extent that such a loss results from negligence, willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Administration Contract is terminable at any time without penalty by the Board or by vote of the holders of a majority of the Fund's outstanding voting securities, on 60 days' written notice to UBS Global AM, or by UBS Global AM on 60 days' written notice to the Trust. UBS Global AM does not charge the Fund a fee for providing administrative services to the Fund.

The Trust, on behalf of the Fund, has entered into a Multiple Services Agreement among the Trust, UBS Global AM (US) and JPMorgan Chase Bank ("JPMorgan Chase"). As authorized under the Multiple Services Agreement, JPMorgan Chase has entered into an agreement with J.P. Morgan Investors Services Co. ("J.P. Morgan"), a corporate affiliate of JPMorgan Chase, under which J.P. Morgan provides accounting, portfolio valuation services and certain administrative services for the Fund. J.P. Morgan is located at 73 Tremont Street, Boston, MA 02108-3913. UBS Global AM (US) pays J.P. Morgan for the services that it provides under the Multiple Services Agreement. For the period October 9, 2003 (commencement of operations) to December 31, 2003 and the fiscal years ended December 31, 2004 and December 31, 2005, $0 was paid to J.P. Morgan and accrued by UBS Global AM
(US) for administrative and accounting services.

CUSTODY SERVICES. JPMorgan Chase, located at 270 Park Avenue, New York, New York 10017, provides custodian services for the securities and cash of the Fund. The custody fee schedule is based primarily on the net amount of assets held during the period for which payment is being made plus a per-transaction fee for transactions during the period. UBS Global AM (US) pays JPMorgan Chase for the custodian services it provides to the Fund.

TRANSFER AGENCY-RELATED SERVICES. PFPC Inc. ("PFPC"), a subsidiary of PNC Bank, N.A., serves as the Fund's transfer agent. UBS Global AM (not the Fund) pays PFPC for services it provides to the Fund. PFPC has delegated certain transfer agency-related services to UBS Financial Services. UBS Financial Services does not charge the Fund for the costs it incurs in providing these services. PFPC, the Fund's transfer agent (not the Fund), pays UBS Financial Services for certain transfer agency-related services that PFPC has delegated to UBS Financial Services. PFPC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

PRINCIPAL UNDERWRITING ARRANGEMENTS

UBS Global Asset Management (US) Inc. ("UBS Global AM (US)" or the "Underwriter"), with its principal office located at 51 West 52nd Street, New York, New York 10019-6114, acts as the principal underwriter of the shares of the Fund pursuant to a Principal Underwriting Contract with the Trust ("Principal Underwriting Contract"). The Principal Underwriting Contract requires the Underwriter to use its best efforts, consistent with its other businesses, to sell shares of the Fund.

PERSONAL TRADING POLICIES. The Trust, the Underlying Funds, UBS Global AM and the Underwriter have adopted a Code of Ethics. The Code of Ethics establishes standards by which employees of UBS Global Asset Management (including all employees of the UBS Global AM and the Underwriter) (together, "Covered Persons") must abide when engaging in personal securities trading conduct.

Under the Code of Ethics, Covered Persons are prohibited from: (i) knowingly buying, selling or transferring any security (subject to narrow exceptions) within five calendar days before or after that same security, or an equivalent security, is purchased or sold by the Fund; (ii) entering into a net short position with respect to any security that is held by the Fund; (iii) purchasing or selling futures (except currency forwards) that are not traded on an exchange, as well as options on any type of futures; (iv) purchasing securities issued by a supplier or vendor about which the Covered Person has information or with whom the Covered Person is directly involved in negotiating a contract; and
(v) acquiring securities in an initial public offering (other than a new offering of a registered open-end investment company).

In addition, Covered Persons must obtain prior written approval before purchasing, selling or transferring any security subject to certain exceptions listed in the Code of Ethics. Covered Persons and Trustees are required to file the following reports: (1) an initial holdings report disclosing all securities owned by the Covered Person or Interested Trustee and any securities accounts maintained by the Covered Person or Interested Trustee, which must be filed within ten days of becoming a Covered Person or Interested Trustee (Independent Trustees are not required to file this report); and (2) quarterly reports of security investment transactions and new securities accounts. Independent Trustees need only report a transaction in a security if such Trustee, at the time of the transaction, knew or should have known, in the ordinary course of fulfilling his official duties as a Trustee, that, during the 15-day period immediately preceding or after the date of the transaction by the Trustee, such security was purchased or sold by the Fund, or was being considered for purchase or sale by the Fund.

A copy of the Code of Ethics has been filed with and is available through the SEC.

PROXY VOTING POLICIES. The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to UBS Global AM. Following is a summary of UBS Global AM's proxy voting policy.

The proxy voting policy of UBS Global AM is based on its belief that voting rights have economic value and must be treated accordingly. Generally, UBS Global AM expects the boards of directors of companies issuing securities held by its clients to act as stewards of the financial assets of the company, to exercise good judgment and practice diligent oversight with the management of the company. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. UBS Global AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM's proxy voting policy.

When UBS Global AM's view of a company's management is favorable, UBS Global AM generally supports current management initiatives. When UBS Global AM's view is that changes to the management structure would probably increase shareholder value, UBS Global AM may not support existing management proposals. In general, UBS Global AM: (1) opposes proposals which act to entrench management; (2) believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience; (3) believes that any contracts or structures which impose financial constraints on changes in control should require prior shareholder approval; (4) believes remuneration should be commensurate with responsibilities and performance; and (5) believes that appropriate steps should be taken to ensure the independence of the registered public accounting firm.

UBS Global AM has implemented procedures designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates' client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS Global AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing its proxy votes. Whenever UBS Global AM is aware of a conflict with respect to a particular proxy, its appropriate local corporate governance committee is required to review and agree to the manner in which such proxy is voted.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

INTRODUCTION. UBS Global AM and the Trust's Board of Trustees have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio holdings of the Fund (the "Disclosure Policy"). The Trust's policy with respect to the release of portfolio holdings is to only release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Fund's portfolio holdings will not be made available to anyone outside of UBS Global AM unless and until the information has been made available to all shareholders or the general public in a manner consistent with the spirit and terms of the Disclosure Policy. A description of the type and frequency of portfolio holdings that are disclosed to the public is contained in the Fund's Prospectus.

The Disclosure Policy requires that the UBS Global AM Legal and Compliance Departments address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of the Fund's portfolio holdings is for a legitimate business purpose and in the best interest of the Fund's shareholders prior to the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or an attorney in the UBS Global AM Legal and Compliance Departments authorizing the disclosure of portfolio holdings. The UBS Global AM Legal and Compliance Departments will periodically review how the Fund's portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM affiliates, fiduciaries, and broker-dealers, to ensure that such use is for legitimate business reasons and in the best interests of the Fund's shareholders.

The Trust's Board of Trustees exercises continuing oversight of the disclosure of Fund portfolio holdings by: (i) overseeing the implementation and enforcement by the Chief Compliance Officer of the Trust of the Disclosure Policy, the Trust's code of ethics and policies and procedures regarding the misuse of inside information; (ii) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any policies governing portfolio holdings; and (iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings. The Disclosure Policy may be amended from time to time, subject to approval by the Board of Trustees.

DISCLOSURE OF COMPLETE PORTFOLIO HOLDINGS TO SERVICE PROVIDERS SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS. UBS Global AM, for legitimate fund business purposes, may disclose the Fund's complete portfolio holdings if it deems such disclosure necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third-parties that deliver analytical, statistical or consulting services, custodians or a redeeming party's custodian or transfer agent, as necessary in connection with redemptions in kind, and other third parties that provide services (collectively, "Service Providers") to UBS Global AM and/or the Fund.

Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a written duty of confidentiality, including a duty not to trade on the basis of any material non-public information, pursuant to the terms of the service agreement between the Service Provider and the Trust or UBS Global AM, or the terms of a separate confidentiality agreement. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the Service Provider, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Fund's shareholders, and the legitimate fund business purposes served by such disclosure. Disclosure of Fund complete portfolio holdings to a Service Provider must be authorized in writing by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or by an attorney in the UBS Global AM Legal Department.

DISCLOSURE OF COMPLETE PORTFOLIO HOLDINGS TO UBS GLOBAL ASSET MANAGEMENT AFFILIATES AND CERTAIN FIDUCIARIES SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS. The Fund's complete portfolio holdings may be disclosed between and among the following persons (collectively, "Affiliates and Fiduciaries"), subject to authorization by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust, or an attorney in the UBS Global AM Legal and Compliance Departments, for legitimate fund business purposes within the scope of their official duties and responsibilities, and subject to such Affiliate/Fiduciary's continuing duty of confidentiality and duty not to trade on the basis of any material non-public information, as such duties are imposed under the Trust's and/or UBS Global AM's Code of Ethics, the Fund's policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations: (i) persons who are subject to UBS Global AM's Codes of Ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment adviser, distributor, administrator, sub-administrator, transfer agent, custodian or securities lending agent to the Fund; (iii) an accounting firm, an auditing firm or outside legal counsel retained by UBS Global AM or the Fund;
(iv) an investment adviser to whom complete portfolio holdings are disclosed for due diligence purposes when the adviser is in merger or acquisition talks with the Fund's current adviser; and (v) a newly hired investment adviser or sub-adviser to whom complete portfolio holdings are disclosed prior to the time it commences its duties.

The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is to be determined by the UBS Global AM Legal and Compliance Departments based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its shareholders, and the legitimate fund business purposes served by such disclosure.

ARRANGEMENTS TO DISCLOSE PORTFOLIO HOLDINGS TO SERVICE PROVIDERS AND FIDUCIARIES. As of the date of this SAI, the specific Service Providers and Fiduciaries with whom the Trust has arrangements to provide portfolio holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the Fund are:

o JP Morgan Chase Bank, the Fund's Custodian, receives portfolio holdings information daily on a real-time basis.

o Ernst & Young LLP, the Fund's independent registered public accounting firm, receives portfolio holdings information on an annual and semiannual basis for reporting purposes. There is a 30-day lag between the date of portfolio holdings information and the date on which the information is disclosed to Ernst & Young. Ernst & Young also receives portfolio holdings information annually at year-end for audit purposes. In this case, there is no lag between the date of the portfolio holdings information and the date on which the information is disclosed to Ernst & Young.

DISCLOSURE OF PORTFOLIO HOLDINGS TO BROKER-DEALERS IN THE NORMAL COURSE OF MANAGING FUND ASSETS. An investment adviser, administrator or custodian for the Fund may, for legitimate fund business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising the Fund to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer's legal obligation not to use or disclose material non-public information concerning the Fund's portfolio holdings, other investment positions, securities transactions or derivatives transactions without the consent of the Trust or the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or an attorney in the UBS Global AM Legal and Compliance Departments (an "Approved Representative"). The Trust has not given its consent to any such use or disclosure and no person or Approved Representative of UBS Global AM is authorized to give such consent except as approved by the Trust's Board of Trustees. In the event consent is given to disclose portfolio holdings to a broker-dealer, the frequency with which the portfolio holdings may be disclosed to a broker-dealer, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the broker-dealer, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its shareholders, and the legitimate fund business purposes served by such disclosure.

DISCLOSURE OF NON-MATERIAL INFORMATION. Policies and procedures regarding disclosure of non-material information permit the officers of the Trust, UBS Global Asset Management Fund portfolio managers and senior officers of UBS Global AM Finance, UBS Global AM Legal and Compliance Departments, and anyone employed by or associated with UBS Global AM who has been authorized by the UBS Global AM Legal Department (collectively, "Approved Representatives") to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the Fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of the Fund that occurred after the most recent calendar-quarter end (recent portfolio changes) to any person if such information does not constitute material non-public information.

An Approved Representative must make a good faith determination whether the information constitutes material non-public information, which involves an assessment of the particular facts and circumstances. UBS Global AM believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning the Fund. Nonexclusive examples of commentary and analysis include: (i) the allocation of the Fund's portfolio holdings and other investment positions among various asset classes, sectors, industries and countries; (ii) the characteristics of the stock and bond components of the Fund's portfolio holdings and other investment positions; (iii) the attribution of Fund returns by asset class, sector, industry and country; and (iv) the volatility characteristics of the Fund. An Approved Representative may in his or her sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

DISCLOSURE OF PORTFOLIO HOLDINGS AS REQUIRED BY APPLICABLE LAW. Fund portfolio holdings and other investment positions comprising the Fund may be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure of Fund portfolio holdings: (i) in a filing or submission with the SEC or another regulatory body; (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case; (iii) in connection with a lawsuit; or (iv) as required by court order, subpoena or similar process (e.g., arbitration proceedings).

PROHIBITIONS ON DISCLOSURE OF PORTFOLIO HOLDINGS. No person is authorized to disclose Fund portfolio holdings or other investment positions (whether online at www.ubs.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Disclosure Policy. In addition, no person is authorized to make disclosure pursuant to the Disclosure Policy if such disclosure would be unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the 1940 Act). Furthermore, UBS Global AM, in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising the Fund to any person who might otherwise be eligible to receive such information under the Disclosure Policy, or may determine to make such disclosures publicly as described above.

PROHIBITIONS ON RECEIPT OF COMPENSATION OR OTHER CONSIDERATION. Neither UBS Global AM, the Fund nor any other person may pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of Fund portfolio holdings or other investment positions. "Consideration" includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the investment adviser or by any affiliated person of the investment adviser.

PORTFOLIO TRANSACTIONS

UBS Global AM is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's portfolio business and the negotiation of commissions, if any, paid on such transactions. Fixed income securities in which the Fund invests are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the bid/ask spread quoted on securities includes an implicit profit to the dealers. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon. UBS Global AM is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Fund. Under its advisory agreement with the Fund, the Advisor is authorized to utilize the trading desk of its affiliates of brokers and dealers used to execute transactions for the Fund.

The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. However, subject to policies established by the Board of the Trust, the Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if UBS Global AM determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which UBS Global AM exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, UBS Global AM considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers who provide research or statistical material or other services to the Fund or to UBS Global AM. Such services include advice, both directly and in writing, as to the value of the securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows UBS Global AM to supplement its own investment research activities and obtain the views and information of others prior to making investment decisions. UBS Global AM is of the opinion that, because this material must be analyzed and reviewed by its staff, the receipt and use of such material does not tend to reduce expenses but may benefit the Fund by supplementing UBS Global AM's research.

UBS Global AM effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by dealers through whom the Fund effects its securities transactions may be used by UBS Global AM, or its affiliated investment advisors, in servicing all of their accounts; not all such services may be used in connection with the Fund. In the opinion of UBS Global AM, it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund). UBS Global AM will attempt to equitably allocate portfolio transactions among the Fund and others whenever concurrent decisions are made to purchase or sell securities by the Fund and another account. In making such allocations between the Fund and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Fund and the others. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of UBS Global AM, however, the results of such procedures will, on the whole, be in the best interest of each of the clients.

When buying or selling securities, the Fund may pay commissions to brokers who are affiliated with UBS Global AM or the Fund. The Fund may purchase securities in certain underwritten offerings for which an affiliate of the Fund or UBS Global AM may act as an underwriter. The Fund may effect futures transactions through, and pay commissions to, FCMs who are affiliated with UBS Global AM or the Fund in accordance with procedures adopted by the Board.

PORTFOLIO TURNOVER

The Fund is free to dispose of its portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such turnover desirable in light of the Fund's investment objective. The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving the Fund's investment objective.

The Fund does not intend to use short-term trading as a primary means of achieving its investment objective. The rate of portfolio turnover shall be calculated by dividing: (a) the lesser of purchases and sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. Such monthly average shall be calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the particular fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.

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

REDEMPTION INFORMATION AND OTHER SERVICES

ADDITIONAL REDEMPTION INFORMATION. No notice need be given to shareholders if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with its investment objective, policies and restrictions.

If conditions exist that make cash payments undesirable, the Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period with respect to any one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

The Fund may suspend redemption privileges or postpone the date of payment during any period: (1) when the New York Stock Exchange (the "NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholders' cost, depending on the market value of the Fund's portfolio at the time.

SERVICE ORGANIZATIONS. The Fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in "good form" in accordance with the policies of those service organizations. The Fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the Fund's net asset value next computed after receipt of the order by the service organizations or their agents.

VALUATION OF SHARES

The Fund determines its net asset value per share normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Business Day when the NYSE is open. Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day. Currently the NYSE is open for trading every day (each such day a "Business Day") except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by UBS Global AM as the primary market. Securities traded in the over-the-counter market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price ("NOCP"); other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less, which are valued as described further below). Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of UBS Global AM, the fair value of the security. Where those market quotations are not readily available, securities are valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities.

Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. Certain securities in which the Fund invests are traded in markets that close before

4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund's net asset value. However, the Fund may determine that such developments are so significant that they will materially affect the value of the Fund's securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; and the evaluation of forces which influence the market in which the securities are purchased and sold. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available.

The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

TAXES

DISTRIBUTIONS OF NET INVESTMENT INCOME. The Fund receives income generally in the form of dividends and interest on its investments and its distributive share of the Underlying Funds' income and expenses. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which income dividends may be paid to you. If you are a taxable investor, any income dividends the Fund pays are taxable to you as ordinary income, except that, a portion of the income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates.

CAPITAL GAIN DISTRIBUTIONS. The Fund may realize capital gains and losses on the sale or other disposition of its portfolio securities or an Underlying Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains (whether or not such gains are realized by an Underlying Fund) are taxable to you as ordinary income. Distributions from net long-term capital gains (whether or not such gains are realized by an Underlying Fund) are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by the Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

INVESTMENTS IN FOREIGN SECURITIES

The next four paragraphs describe tax considerations that are applicable to the Fund's investments in foreign securities.

EFFECT OF FOREIGN WITHHOLDING TAXES. The Fund or an Underlying Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you.

PASS-THROUGH OF FOREIGN TAX CREDITS. If more than 50% of the Fund's total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your US federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

You should also be aware that your use of foreign dividends, designated by the Fund as dividends from qualifying foreign corporations and subject to reduced rates of taxation on qualified dividend income, may reduce the otherwise available foreign tax credits on your federal income tax return. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

EFFECT OF FOREIGN DEBT INVESTMENTS AND HEDGING ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund or an Underlying Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC SECURITIES. The Fund or an Underlying Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, the Fund intends to mark-to-market these securities and, when an Underlying Fund invests in PFIC securities, a mark-to-market election will be made with respect to the Fund's indirect interest in such securities. The Fund will recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it or an Underlying Fund has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS. The Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. The Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Code for the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gain it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund's earnings and profits.

As stated above under the heading, "Investment Advisory, Administration, Principal Underwriting and Other Service Arrangements," UBS Global AM does not receive a fee from the Fund for providing investment advisory services, but UBS Global AM may benefit from the Fund being an investment option in a wrap program sponsored by UBS Global AM. In the opinion of Ropes & Gray LLP, special tax counsel to the Fund, based on certain assumptions and representations, this fee arrangement will not prevent the dividends paid by the Fund from qualifying for the dividends-paid deduction under section 561 of the Code. Investors should be aware that there is no authority on point, and that an opinion of counsel is not binding on the Internal Revenue Service ("IRS"). The IRS has expressed positions contrary to this opinion and therefore may well disagree with the opinion. If this fee arrangement caused the dividends paid by the Fund to not qualify for the dividends-paid deduction because they were considered preferential dividends within the meaning of section 562(c) of the Code, the Fund would fail to qualify as a regulated investment company with the consequences described in the paragraph above.

EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Code requires a fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o  98% of its taxable ordinary income earned during the calendar year;

o 98% of its capital gain net income earned during the twelve month period ending October 31; and

o 100% of any undistributed amounts of these categories of income or gain from the prior year.

The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF SHARES

REDEMPTIONS. Redemptions (including redemptions in-kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different fund, the Internal Revenue Service requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

Redemptions at a Loss within Six Months of Purchase. Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Wash Sales. All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

US Government Securities. The income earned on certain US government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by the Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS. For individual shareholders, it is anticipated that a portion of the income dividends paid by the Fund will be qualified dividend income eligible for taxation at long-term capital gain rates. This reduced rate of taxation generally is available for dividends paid by the Fund out of income earned on its investment in:

o  domestic corporations, and

o  qualified foreign corporations, including:

  - corporations incorporated in a possession of the US,

  - corporations eligible for income tax treaty benefits with the US under treaties determined by the Treasury Department to be qualified, and

  - corporations whose stock is traded on domestic securities exchange.

Dividends from corporations exempt from tax, dividends from passive foreign investment companies (PFICs), and dividends paid from interest earned by the Fund on debt securities generally will not qualify for this favorable tax treatment.

Both the Fund (or, in the case where the Fund invests in an Underlying Fund, the Underlying Fund) and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund (or the Underlying Fund) must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of the Fund's income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. For corporate shareholders, it is anticipated that a portion of the dividends paid by the Fund will qualify for the dividends-received deduction, provided certain holding period requirements are met. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay. The dividends-received deduction is available only with respect to dividends designated by the Fund as qualifying for this treatment. Qualifying dividends generally are limited to dividends of domestic corporations. All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.

INVESTMENT IN COMPLEX SECURITIES. The Fund or an Underlying Fund may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments. This, in turn, could affect the amount, timing and/or tax character of income distributed to you. For example:

Derivatives--With respect to the Fund's or an Underlying Fund's investment in certain options, futures, forwards or foreign currency contracts, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

Constructive Sales--The Fund's or an Underlying Fund's entry into a short sale transaction or an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position.

Tax Straddles--The Fund's or an Underlying Fund's investment in options, futures, forwards, or foreign currency contracts (or in substantially similar or related property) in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Fund's or an Underlying Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund or an Underlying Fund could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it to be deferred for tax purposes.

Securities Purchased at Discount--The Fund or an Underlying Fund may invest in securities issued or purchased at a discount, such as zero coupon, step-up or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received. If it invests in these securities, the Fund or an Underlying Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

Short Sales and Securities Lending Transactions--The Fund's or an Underlying Fund's entry into a short sale transaction or an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position. Additionally, the Fund's or an

Underlying Fund's entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Non-US Shareholders--Non-US investors may be subject to US withholding or estate tax, and are subject to special US tax certification requirements.

The United States imposes a flat 30% withholding tax (or lower treaty rate) on US source dividends. Capital gain dividends paid by the Fund from long-term capital gains generally are exempt from withholding. The American Jobs Creation Act of 2004 also exempts from withholding dividends paid by the Fund from interest income and short-term capital gains to the extent such income would be exempt if earned directly by the non-US shareholder. Thus, capital gain dividends paid by the Fund from either long-term or short-term capital gains (other than gain realized on disposition of US real property interests) are not subject to US withholding tax unless the gain is effectively connected with the conduct of a trade or business in the United States or you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Similarly, interest-related dividends paid by the Fund from qualified interest income are not subject to US withholding tax. "Qualified interest income" includes, in general, (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another RIC.

The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by the Fund is effective for dividends paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

The American Jobs Creation Act of 2004 also provides a partial exemption from U.S. estate tax for stock in the Fund held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

Special US tax certification requirements apply to non-US Shareholders both to avoid US back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence. In general, a non-US shareholder must provide a Form W-8 BEN (or other Form W-8 if applicable) to establish that you are not a US person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a US taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

THIS DISCUSSION OF "TAXES" IS NOT INTENDED OR WRITTEN TO BE USED AS TAX ADVICE AND DOES NOT PURPORT TO DEAL WITH ALL FEDERAL TAX CONSEQUENCES APPLICABLE TO ALL CATEGORIES OF INVESTORS, SOME OF WHICH MAY BE SUBJECT TO SPECIAL RULES. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR REGARDING YOUR PARTICULAR CIRCUMSTANCES BEFORE MAKING AN INVESTMENT IN THE FUND.

OTHER INFORMATION

VOTING RIGHTS. Shareholders of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all of the Trustees of the Trust. The shares of the Fund will be voted together. The shares of each series of the Trust (such as the Fund) will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.

The Trust does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust.

LEGAL COUNSEL. Stradley, Ronon, Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103-7098, is legal counsel to the Trust and the Independent Trustees. Ropes & Gray LLP, One International Place, Boston, MA 02110-2624, serves as special tax counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as the independent registered public accounting firm for the Trust.

FINANCIAL STATEMENTS

Because the Fund is new, financial statements are not yet available for the Fund.

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

APPENDIX

RATINGS INFORMATION

CORPORATE DEBT RATINGS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") DESCRIBES CLASSIFICATIONS OF CORPORATE BONDS AS FOLLOWS:

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high-quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP ("S&P") DESCRIBES CLASSIFICATIONS OF CORPORATE BONDS AS FOLLOWS:

AAA. This is the highest rating assigned by Standard & Poor's Ratings Group to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and in the majority of instances they differ from the AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lend to inadequate capacity to meet timely interest and principal payments.

B. Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC. Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal.

CC. The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

C. The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, or is expected to default upon maturity or payment date.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF SHORT-TERM OBLIGATIONS

There are three categories for short-term obligations that define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 (best quality) through MIG-3. Short-term obligations of speculative quality are designated SG.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of a VRDO is designated as VMIG. When either the long-or short-term aspect or a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings terminate at the retirement of the obligation, while a VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2. This designation denotes high quality. Margins or protection are ample although not so large as in the preceding group.

MIG-3/VMIG-3. This designation denotes favorable quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG. This designation denotes speculative quality. Debt Instruments in this category lack margins of protection.

DESCRIPTION OF SHORT-TERM DEBT COMMERCIAL PAPER RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1. Issuers (or supporting institutions) assigned this highest rating have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:
Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2. Issuers (or supporting institutions) assigned this rating have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3. Issuers (or supporting institutions) assigned this rating have an acceptable capacity for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME. Issuers assigned this rating do not fall within any of the Prime rating categories.

Commercial paper rated by S&P have the following characteristics:

A-1. A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3. A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B. A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation.

C. A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D. A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUND AND ITS PRINCIPAL UNDERWRITER HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUND IN ANY JURISDICTION WHERE THE FUND OR ITS PRINCIPAL UNDERWRITER MAY NOT LAWFULLY SELL THOSE SHARES.
--------------------------------------------------------------------------------

 [LOGO OF UBS] UBS Global Asset
                   Management

               SERIES A

 Statement of Additional Information
 [___], 2006

(C)2006 UBS Global Asset Management (Americas) Inc.
All rights reserved.

                             SMA RELATIONSHIP TRUST

                                     PART C

                                OTHER INFORMATION

ITEM 23.   EXHIBITS

           (a)   Articles of Incorporation.

                 (1) Registrant's Agreement and Declaration of Trust, effective December 3, 2002, is incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A as filed with the U.S. Securities and Exchange Commission ("SEC") via EDGAR on April 1, 2003.

                 (2) Registrant's Certificate of Trust, as filed with the State of Delaware on December 3, 2002, is incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

           (b)   By-Laws.

                 (1) Registrant's By-laws, as approved by the Board of Trustees on December 3, 2002, are incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

           (c)   Instruments Defining Rights of Security Holders.

                 See Article III, "Shares," and Article V, "Shareholders' Voting Powers and Meetings," of the Registrant's Agreement and Declaration of Trust, as incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

                 See also, Article II, "Meetings of Shareholders," and Article VII, "General Matters," of the Registrant's By-laws, as incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

           (d)   Investment Advisory Contracts.

                 (1) Investment Advisory Agreement between the Registrant and UBS Global Asset Management (US) Inc., on behalf of Series M, dated October 8, 2003, is incorporated herein by reference to the

                        Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

                 (2) Investment Advisory Agreement between the Registrant and UBS Global Asset Management (US) Inc., on behalf of Series T, dated October 8, 2003, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

                 (3) Form of Transfer of Investment Advisory Agreement between the Registrant and UBS Global Asset Management
                        (US) Inc., and UBS Global Asset Management (Americas) Inc, on behalf of Series M and Series T is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 28, 2006.

                 (4) Form of Investment Advisory Agreement between the Registrant and UBS Global Asset Management (Americas) Inc., on behalf of Series A, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on June 16, 2006.

           (e)   Underwriting Contracts.

                 (1) Principal Underwriting Contract between the Registrant and UBS Global Asset Management (US) Inc., dated October 8, 2003, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

           (f)   Bonus or Profit Sharing Contracts.

                 Not Applicable.

           (g)   Custodian Agreements.

                 (1) Form of Multiple Services Agreement among the Registrant, UBS Global Asset Management (US) Inc. and JPMorgan Chase Bank is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

           (h)   Other Material Contracts.

                 (1) Administration Contract between the Registrant and UBS Global Asset Management (US) Inc., dated October 8, 2003, is incorporated herein by reference to the Registrant's Registration

                        Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

                        (a) Form of Administration Contract between the Registrant and UBS Global Asset Management (Americas) Inc. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 28, 2006.

                 (2)    (a)    Form of Transfer Agency and Related Services
                               Agreement among the Registrant, UBS Global Asset
                               Management (US) Inc. and PFPC Inc. is
                               incorporated herein by reference to the
                               Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

                               (i) Form of Amendment to Transfer Agency and Related Services Agreement among the Registrant, UBS Global Asset Management (Americas) and PFPC Inc. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 28, 2006.

                        (b) Form of Transfer Agency - Related Services Delegation Agreement between UBS Global Asset Management (US) Inc. and PFPC Inc. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

                 (3) Expense Agreement between the Registrant and UBS Global Asset Management (US) Inc., dated October 8, 2003, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

                        (a) Form of Expense Agreement between the Registrant and UBS Global Asset Management (Americas) Inc. on behalf of Series A, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on June 16, 2006.

           (i)   Legal Opinion.

                 (1) Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

           (j)   Other Opinions.

                 (1) Consent of Ernst & Young LLP, Independent Auditors for the Registrant, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 28, 2006.

                 (2) Consent of Ropes & Gray LLP, special tax counsel to the Registrant, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

                 (3) Powers of Attorney appointing Mark F. Kemper, Keith A. Weller, Joseph J. Allessie, Mary Capasso, Michael Calhoun, Stephen Fleischer, Eric Sanders, Tammie Lee, Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell attorneys-in-fact and agents to Frank K. Reilly, Walter
                        E. Auch, Edward M. Roob, Adela Cepeda, J. Mikesell Thomas, Joseph T. Malone and W. Douglas Beck is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 28, 2006.

           (k)   Omitted Financial Statements.

                 Not Applicable.

           (l)   Initial Capital Agreements.

                 (1) Letter of Understanding Relating to Initial Capital, dated August 29, 2003, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

           (m)   Rule 12b-1 Plan.

                 Not Applicable.

           (n)   Rule 18f-3 Plan.

                 Not Applicable.

           (p)   Codes of Ethics.

                 (1) Joint Code of Ethics of Registrant, the investment adviser, the sub-adviser and the principal underwriter of the Registrant, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 28, 2006.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

           None.

ITEM 25.   INDEMNIFICATION

           Under the terms of the Delaware Statutory Trust Act ("DSTA") and the Registrant's Agreement and Declaration of Trust ("Declaration of Trust"), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

           Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

           Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant's Declaration of Trust dated December 3, 2002, as follows:

                                  Article VII.

              Limitation of Liability and Indemnification of Agent

                 Section 1.    Limitation of Liability.
                               -----------------------

                         (a) For the purpose of this Article, "Agent" means any Person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise; "Proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "Expenses" include, without limitation, attorneys' fees and any expenses of establishing a right to indemnification under this Article.

                         (b) An Agent shall be liable to the Trust and to any Shareholder solely for such Agent's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Agent (such conduct referred to herein as "Disqualifying Conduct"), and for nothing else (including errors of judgment or mistakes of fact or law).

                         (c) Subject to subsection (b) of this Section 1 and to the fullest extent that limitations on the liability of Agents are permitted by the DSTA, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any Investment Adviser or Principal Underwriter of the Trust.

                         (d) No Agent, when acting in its respective capacity as such, shall be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in subsections (b) and (c) of this Section 1, for any act, omission or obligation of the Trust or any Trustee thereof. Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustee(s) shall not be personally liable thereon.

                         (e) The officers and Trustees may obtain the advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, the By-Laws, applicable law and their respective duties as officers or Trustees. No such officer or Trustee shall be liable for any act or omission in accordance with such advice and no inference concerning liability shall arise from a failure to follow such advice. The officers and Trustees shall not be required to give any bond hereunder, nor any surety if a bond is required by applicable law.

                         (f) The limitation on liability contained in this Article applies to events occurring at the time a Person serves as an Agent, whether or not such Person is an Agent at the time of any Proceeding in which liability is asserted.

                         (g) No amendment or repeal of this Article shall adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.

                 Section 2.    Indemnification.
                               ---------------

                         (a)     Indemnification by Trust. The Trust shall
                                 ------------------------
           indemnify, out of Trust Property, to the fullest extent permitted under applicable law, any Person who was or is a party or is threatened to be made a party to any Proceeding by reason of the fact that such Person is or was an Agent of the Trust, against Expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such Proceeding if such Person acted in good faith, or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the Person did not act in good faith or that the Person had reasonable cause to believe that the Person's conduct was unlawful.

                         (b)     Exclusion of Indemnification. Notwithstanding
                                 ----------------------------
           any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of the Agent's Disqualifying Conduct. In respect of any claim, issue or matter as to which that Person shall have been adjudged to be liable in the performance of that Person's duty to the Trust or the Shareholders, indemnification shall be made only to the extent that the court in which that action was brought shall determine, upon application or otherwise, that in view of all the circumstances of the case, that Person was not liable by reason of that Person's Disqualifying Conduct.

                         (c)     Required Approval. Any indemnification
                                 -----------------
           under this Article shall be made by the Trust if authorized in the specific case on a determination that indemnification of the Agent is proper in the circumstances by a majority vote of Trustees, even though such number of Trustees shall be less than a quorum, who are not parties to the Proceeding and have no economic or other interest in connection with such specific case; a committee of such Trustees designated by majority vote of such Trustees even though such number of Trustees shall be less than a quorum; or by independent legal counsel in a written opinion.

                         (d)     Advancement of Expenses. Expenses incurred by
                                 -----------------------
           an Agent in defending any Proceeding may be advanced by the Trust before the final disposition of the Proceeding on receipt of an undertaking by or on behalf of the Agent to repay the amount of the advance if it shall be determined ultimately that the Agent is not entitled to be indemnified as authorized in this Article.

                         (e)     Other Contractual Rights. Nothing contained
                                 ------------------------
           in this Article shall affect any right to indemnification to which Persons other than Trustees and officers of the Trust or any subsidiary thereof may be entitled by contract or otherwise.

                         (f)     Fiduciaries of Employee Benefit Plan. This
                                 ------------------------------------
           Article does not apply to any Proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in that Person's capacity as such, even though that Person may also be an Agent of the Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a trustee, investment manager, or other fiduciary may be entitled by contract or otherwise, which shall be enforceable to the extent permitted by applicable law other than this Article.

                 Section 3.    Insurance. To the fullest extent permitted by
                               ---------
           applicable law, the Board of Trustees shall have the authority to purchase, with Trust Property, insurance for liability and for all Expenses reasonably incurred or paid or expected to be paid by an Agent in connection with any Proceeding in which such Agent becomes involved by virtue of such Agent's actions, or omissions to act, in its capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Agent against such liability.

                 Section 4.    Derivative Actions. Subject to the requirements
                               ------------------
           set forth in Section 3816 of the DSTA, a Shareholder or Shareholders may bring a derivative action on behalf of the Trust only if the Shareholder(s) first make a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such action is excused. A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a material personal financial interest in the action at issue. A Trustee shall not be deemed to have a material personal financial interest in an action or otherwise be disqualified from ruling on a Shareholder demand by virtue of the fact that such Trustee receives remuneration from his service on the Board of Trustees or on the boards of one or more investment companies with the same or an affiliated investment adviser or principal underwriter.

           Indemnification with regard to the investment adviser, the principal underwriter and the administrator of the Registrant against certain stated liabilities, and additional indemnification of the Trustees and officers of the Registrant are provided for in the following documents:

           (a) Investment Advisory Agreements between the Registrant, on behalf of Series M and T, and UBS Global Asset Management (US) Inc. ("UBS Global AM (US)"), as provided for in Section 6 of each Agreement, as follows:

                 6.     Liability of Advisor. In the absence of willful
                        --------------------
           misfeasance, bad faith, gross negligence or reckless disregard by the Advisor of its obligations and duties hereunder, the Advisor shall not be subject to any liability whatsoever to the Series, or to any shareholder of the Series, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services hereunder including, without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or sale of any security on behalf of the Series.

           (b) Principal Underwriting Contract between the Registrant and UBS Global AM (US), as provided for in Sections 8 and 14, as follows:

           8.    Indemnification.
                 ---------------
                 (a) The Trust agrees to indemnify, defend and hold UBS Global AM (US), its officers and directors, and any person who controls UBS Global AM (US) within the meaning of Section 15 of the [Securities Act of 1933, as amended ("1933 Act")], free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which UBS Global AM (US), its officers, directors or any such controlling person may incur under the 1933 Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated in the Registration Statement or necessary to make the statements therein not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance upon and in conformity with information furnished in writing by UBS Global AM (US) to the Trust for use in the Registration Statement; provided, however, that this indemnity agreement shall not inure to the benefit of any person who is also an officer or Board member of the Trust or who controls the Trust within the meaning of Section 15 of the 1933 Act, unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act; and further provided, that in no event shall anything contained herein be so construed as to protect UBS Global AM (US) against any liability to the Trust or to the shareholders of any Fund to which UBS Global AM (US) would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations under this Contract. The Trust shall not be liable to UBS Global AM (US) under this indemnity agreement with respect to any claim made against UBS Global AM (US) or any person indemnified unless UBS Global AM (US) or other such person shall have notified the Trust in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon UBS Global AM (US) or such other person (or after UBS Global AM (US) or the person shall have received notice of service on any designated agent). However, failure to notify the Trust of any claim shall not relieve the Trust from any liability which it may have to UBS Global AM (US) or any person against whom such action is brought otherwise than on account of this indemnity agreement. The Trust shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any claims subject to this indemnity agreement. If the Trust elects to assume the defense of any such claim, the defense shall be conducted by counsel chosen by the Trust and satisfactory to indemnified defendants in the suit whose approval shall not be unreasonably withheld. In the event that the Trust elects to assume the defense of any suit and retain counsel, the indemnified defendants shall bear the fees and expenses of any additional counsel retained by them. If the Trust does not elect to assume the defense of a suit, it will reimburse the indemnified defendants for the reasonable fees and expenses of any counsel retained by the indemnified defendants. The Trust agrees to notify UBS Global AM (US) promptly of the commencement of any litigation or proceedings against it or any of its officers or Board members in connection with the issuance or sale of any of its Shares.

                 (b) UBS Global AM (US) agrees to indemnify, defend, and hold the Trust, its officers and Board members and any person who controls the Trust within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending against such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Trust, its Board members or officers, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in information furnished by UBS Global AM (US) to the Trust for use in the Registration Statement, arising out of or based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement necessary to make such information not misleading, or arising out of any agreement between UBS Global AM (US) and any retail dealer, or arising out of any supplemental sales literature or advertising used by UBS Global AM (US) in connection with its duties under this Contract. UBS Global AM (US) shall be entitled to participate, at its own expense, in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim, but if UBS Global AM (US) elects to assume the defense, the defense shall be conducted by counsel chosen by UBS Global AM (US) and satisfactory to the indemnified defendants whose approval shall not be unreasonably withheld. In the event that UBS Global AM (US) elects to assume the defense of any suit and retain counsel, the defendants in the suit shall bear the fees and expenses of any additional counsel retained by them. If UBS Global AM (US) does not elect to assume the defense of any suit, it will reimburse the indemnified defendants in the suit for the reasonable fees and expenses of any counsel retained by them.

                 14.    Limitation of Liability of the Board Members and
                        ------------------------------------------------
           Shareholders of the Trust. The Board members and the shareholders of
           -------------------------
           the Trust shall not be liable for any obligations of the Trust or any Fund under this Contract, and UBS Global AM (US) agrees that, in asserting any rights or claims under this Contract, it shall look only to the assets and property of the Trust or the particular Fund in settlement of such right or claims, and not to such Board members or shareholders.

           (c) Administration Contract between the Registrant and UBS Global AM (US), as provided for in Sections 8 and 9, as follows:

                 8.     Limitation of Liability of UBS Global AM (US). UBS
                        ---------------------------------------------
           Global AM (US) shall not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund, the Trust or any of its shareholders, in connection with the matters to which this Contract relates, except to the extent that such a loss results from negligence, willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Contract. Any person, even though also an officer, director, employee, or agent of UBS Global AM (US), who may be or become an officer, Trustee, employee or agent of the Trust shall be deemed, when rendering services to any Fund or the Trust or acting with respect to any business of such Fund or the Trust, to be rendering such services to or acting solely for the Fund or the Trust and not as an officer, director, employee, or agent or one under the control or direction of UBS Global AM (US) even though paid by it.

                 9.     Limitation of Liability of the Trustees and Shareholders
                        --------------------------------------------------------
           of the Trust. No Trustee, shareholder, officer, employee or agent of
           ------------
           any Fund shall be liable for any obligations of any Fund or the Trust under this Contract, and UBS Global AM (US) agrees that, in asserting any rights or claims under this Contract, it shall look only to the assets and property of the Trust in settlement of such right or claim, and not to any Trustee, shareholder, officer, employee or agent. Moreover, this Contract shall be deemed to create a separate agreement with the Trust acting on behalf of its respective series listed on Exhibit A hereto, as though the Trust had separately executed an identical agreement for all of its respective series. For each reference in this Agreement to Trust shall be deemed a reference solely to the particular series to which the provision relates. In no circumstances shall the rights, obligations or remedies with respect to a particular series constitute a right, obligation or remedy applicable to any other series.

           (d) Multiple Services Agreement between the Registrant, UBS Global AM (US) and JP Morgan Chase Bank, as provided for in Sections III.1(a)(iii) and
(iv) and III.3, as follows:

                           III.    General Provisions
                                   ------------------

           1.    Standard of Care; Liabilities - Section I.

                 (a) (iii) The Customer and Series shall be indemnified by, and without liability to, the Bank for any action taken or omitted by the Bank within the scope of this Agreement as a result of the Bank's negligence or willful misconduct.

                        (iv) The Bank and its nominees shall be indemnified by, and without liability to, the Customer, the Series, or the Shareholders for any action taken or omitted by the Bank whether pursuant to or in reliance upon Instructions for any losses arising out of the Bank's performance hereunder, arising out of its nominees acting as a nominee or holder of record of the Securities, or for any action or omission otherwise within the scope of this Agreement if such act or omission was in good faith, without negligence. In performing its obligations under this Agreement, the Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

           3.    Indemnification.

                 (a) In connection with any indemnification required under this Section III., the party seeking indemnification ("Indemnified Party") shall give written notice within a reasonable period of time to the other party ("Indemnifying Party") of a written assertion or claim of any threatened or pending legal proceeding which may be subject to this indemnification, The failure to so notify the Indemnifying Party of such written assertion or claim shall not, however, operate in any manner whatsoever to relieve the Indemnifying Party of any liability arising from this Section III. or otherwise, except to the extent failure to give notice prejudices the Indemnifying Party.

                 (b) For any legal proceeding giving rise to indemnification under this Agreement, the Indemnifying Party shall be entitled to defend or prosecute any claim in the name of the Indemnified Party at its own expense and through counsel of its own choosing if it gives written notice to the Indemnified Party within fifteen (15) business days of receiving notice of such claim. Notwithstanding the foregoing, the Indemnified Party may participate in the litigation at its own expense through counsel of its own choosing. If the Indemnifying Party chooses to defend or prosecute such claim, then the parties shall cooperate in the defense or prosecution thereof and shall furnish records and other information as are reasonably necessary.

                 (c) The provisions of this Sub-section 3 shall survive the termination of this Agreement.

           (e) Transfer Agency and Related Services Agreement between the Registrant, UBS Global AM (US) and PFPC Inc. ("PFPC"), as provided for in the Sections 12 and 13, as follows:

                 12.    Indemnification.
                        ---------------

                 (a) The Fund agrees to indemnify and hold harmless PFPC and its affiliates from all taxes, charges, expenses, assessments, penalties, claims and liabilities (including, without limitation, liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from (i) any action or omission to act which PFPC takes (a) at the request or on the direction of or in reliance on the advice of the Fund or (b) upon Oral Instructions or Written Instructions or (ii) the acceptance, processing and/or negotiation of checks or other methods utilized for the purchase of Shares. Neither PFPC, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) arising out of PFPC's or its affiliates' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement. The Fund's liability to PFPC for PFPC's acceptance, processing and/or negotiation of checks or other methods utilized for the purchase of Shares shall be limited to the extent of the Fund's policy(ies) of insurance that provide for coverage of such liability, and the Fund's insurance coverage shall take precedence over any obligations or liability incurred under this Agreement.

                 (b) PFPC agrees to indemnify and hold harmless the Fund from all taxes, charges, expenses, assessments, penalties, claims and liabilities arising from PFPC's obligations pursuant to this Agreement (including, without limitation, liabilities arising under the Securities Laws, and any state and foreign securities and blue sky laws, and amendments thereto) and expenses, including (without limitation) reasonable attorneys' fees and disbursements arising directly or indirectly out of PFPC's or its nominee's own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.

                 (c) In order that the indemnification provisions contained in this Paragraph 12 shall apply, upon the assertion of a claim for which either party may be required to indemnify the other, the party seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification in the defense of such claim. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

                 (d) The members of the Board of the Fund, its officers and Shareholders, or of any Portfolio thereof, shall not be liable for any obligations of the Fund, or any such Portfolio, under this Agreement, and PFPC agrees that in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Fund or the particular Portfolio in settlement of such rights or claims and not to such members of the Board, its officers or Shareholders. PFPC further agrees that it will look only to the assets and property of a particular Portfolio of the Fund, should the Fund have established separate series, in asserting any rights or claims under this Agreement with respect to services rendered with respect to that Portfolio and will not seek to obtain settlement of such rights or claims from the assets of any other Portfolio of the Fund.

                 13.    Insurance. PFPC shall maintain insurance of the types
                        ---------
           and in the amounts deemed by it to be appropriate. To the extent that policies of insurance may provide for coverage of claims for liability or indemnity by the parties set forth in this Agreement, the contracts of insurance shall take precedence, and no provision of this Agreement shall be construed to relieve an insurer of any obligation to pay claims to the Fund, PFPC or other insured party which would otherwise be a covered claim in the absence of any provision of this Agreement.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

       UBS Global Asset Management (Americas) Inc. ("UBS Global AM (Americas)"), a Delaware corporation, is a registered investment advisor and is an indirect wholly owned subsidiary of UBS AG. UBS Global AM (Americas) is primarily engaged in providing investment management and administration services. Additional information regarding UBS Global AM (Americas) and information concerning the officers and directors of UBS Global AM (Americas) is included in its Form ADV, as filed with the SEC (registration number 801- 34910) and is incorporated herein by reference.

ITEM 27.   PRINCIPAL UNDERWRITER

(a) UBS Global AM (US) serves as principal underwriter for the following investment companies:

           UBS Index Trust
           UBS Investment Trust
           UBS Master Series, Inc.
           UBS Money Series
           UBS Series Trust
           Global High Income Dollar Fund Inc.
           Insured Municipal Income Fund Inc.
           Investment Grade Municipal Income Fund Inc.
           Managed High Yield Plus Fund Inc.
           UBS Pace Select Advisors Trust
           Strategic Global Income Fund, Inc.
           SMA Relationship Trust
           UBS Cashfund Inc.
           UBS Managed Municipal Trust
           UBS Municipal Money Market Series
           UBS RMA Money Fund Inc.
           UBS RMA Tax-Free Fund Inc.
           The UBS Funds
           Fort Dearborn Income Securities, Inc.

(b) UBS Global AM (US) is the Registrant's principal underwriter. The information set forth below is furnished for those directors and officers of UBS Global AM (US) who also serve as directors or officers of the Registrant.

                                POSITIONS AND OFFICES    POSITIONS AND OFFICES
                                ---------------------    ---------------------
 NAME AND BUSINESS ADDRESS*       WITH UNDERWRITER        WITH THE REGISTRANT
 --------------------------       ----------------        -------------------
W. Douglas Beck*               Executive Director and          President
                                  Head of Product
                                 Development and
                                Management of UBS
                                    Global AM

Joseph J. Allessie*             Director and Deputy       Vice President and
                               General Counsel of UBS     Assistant Secretary
                                     Global AM

Thomas Disbrow*                Director and Co-Head of    Vice President and
                               the Mutual Fund Finance    Assistant Treasurer
                                  Department of UBS
                                     Global AM

Mark F. Kemper**                 Managing Director,       Vice President and
                                 General Counsel and          Secretary
                               Secretary of UBS Global
                                         AM

Roseann Bubloski*               Associate Director and    Vice President and
                                Senior Manager of the     Assistant Treasurer
                                Mutual Fund Finance
                                 Department of UBS
                                     Global AM

Joseph T. Malone*              Director and Co-Head of      Vice President,
                               the Mutual Fund Finance       Treasurer and
                                  Department of UBS      Principal Accounting
                                     Global AM                  Officer

Joseph McGill*                 Managing Director and      Vice President and
                                 Chief Compliance         Chief Compliance
                               Officer of UBS Global           Officer
                                        AM

Eric Sanders*                   Director and Associate    Vice President and
                               General Counsel of UBS     Assistant Secretary
                                     Global AM

Tammie Lee*                     Director and Associate    Vice President and
                               General Counsel of UBS     Assistant Secretary
                                     Global AM

                                POSITIONS AND OFFICES    POSITIONS AND OFFICES
                                ---------------------    ---------------------
 NAME AND BUSINESS ADDRESS*       WITH UNDERWRITER        WITH THE REGISTRANT
 --------------------------       ----------------        -------------------
Keith A. Weller*               Executive Director and     Vice President and
                              Senior Associate General    Assistant Secretary
                              Counsel of UBS Global AM

                 (c)    Not Applicable.

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is One North Wacker Drive, Chicago, Illinois
   60606.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS

           The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder, are maintained in the physical possession of the Registrant's, investment adviser and administrator, UBS Global Asset Management (Americas) Inc., at its New York office located at 51 West 52nd Street, New York, New York 10019-6114, the Registrant's custodian, JPMorgan Chase Bank, at 270 Park Avenue, New York, New York, 10017, and the Registrant's transfer agent, PFPC Inc., at 760 Moore Road, King of Prussia, PA 19406.

ITEM 29.   MANAGEMENT SERVICES

           There are no management related service contracts not discussed in Part A or Part B.

ITEM 30.   UNDERTAKINGS

           Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, (the "1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 29th day of August, 2006.

                                               SMA RELATIONSHIP TRUST

                                               By: /s/ W. Douglas Beck
                                                   -----------------------------
                                                       W. Douglas Beck*
                                                       President

           Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

     Signature                    Title                     Date
     ---------                    -----                     ----

/s/ W. Douglas Beck        President                  August 29, 2006
----------------------
W. Douglas Beck*

/s/ Frank K. Reilly        Chairman and               August 29, 2006
----------------------     Trustee
Frank K. Reilly*

/s/ Joseph T. Malone       Principal Accounting       August 29, 2006
----------------------     Officer and Treasurer
Joseph T. Malone*

/s/ Walter E. Auch         Trustee                    August 29, 2006
----------------------
Walter E. Auch*

/s/ Edward M. Roob         Trustee                    August 29, 2006
----------------------
Edward M. Roob*

/s/ Adela Cepeda           Trustee                    August 29, 2006
----------------------
Adela Cepeda*

/s/ J. Mikesell Thomas     Trustee                    August 29, 2006
----------------------
J. Mikesell Thomas*

   * By: /s/ Joseph J. Allessie
         ----------------------
         Joseph J. Allessie, Attorney-in-Fact
         (Pursuant to Powers of Attorney, incorporated herein by reference)

                                 EXHIBITS INDEX

There are no exhibits to be filed with this registration statement.